As Filed with the Securities and Exchange Commission on April 27, 2018
Registration Nos. 333 ‑ 25663
811 ‑ 08187

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 26

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 27
AMERICAN FIDELITY SEPARATE ACCOUNT B
(Exact Name of Registrant)
AMERICAN FIDELITY ASSURANCE COMPANY
(Name of Depositor)

9000 CAMERON PARKWAY, OKLAHOMA CITY, OKLAHOMA	73114
(Address of Depositor's Principal Executive Offices)	(Zip Code)

Depositor's Telephone Number, Including Area Code	405.523.2000

Christopher T. Kenney	Jennifer Wheeler
Senior Vice President and	Assistant V.P. and Senior Counsel
General Counsel	American Fidelity Assurance Company.
American Fidelity Assurance Company	9000 Cameron Parkway
9000 Cameron Parkway	Oklahoma City, Oklahoma 73114
Oklahoma City, Oklahoma 73114
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	As soon as practicable after effectiveness of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ x ] on May 1, 2018 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on May 1 pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:
[ ] This post‑effective amendment designates a new effective date for a previously filed post‑effective amendment.

Title of Securities Being Registered: Individual variable annuity contracts

AFAdvantage Variable Annuity®
from

May 1, 2018

AFAdvantage Variable Annuity®
issued by
American Fidelity Separate Account B
and
American Fidelity Assurance Company
PROSPECTUS
May 1, 2018

American Fidelity Separate Account B ("Separate Account B") is offering individual variable annuity contracts.  This prospectus describes all of the material features of the individual contracts available under the AFAdvantage™ Variable Annuity policy.
AFAdvantage™ Variable Annuity is a fixed and variable deferred annuity policy.  You have 13 investment options in the annuity – the Guaranteed Interest Account, a fixed investment option, and 12 variable investment options, each of which corresponds with one of the following eligible portfolios:
American Funds Insurance Series ®
Blue Chip Income and Growth Fund
International Fund
BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund
Advantage U.S. Total Market V.I. Fund
Dreyfus Stock Index Fund, Inc.
Dreyfus Variable Investment Fund
Opportunistic Small Cap Portfolio

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
Vanguard® Variable Insurance Fund*
Balanced Portfolio
Capital Growth Portfolio
Mid-Cap Index Portfolio
Total Bond Market Index Portfolio
Total Stock Market Index Portfolio

This prospectus contains important information about the AFAdvantage™ Variable Annuity and Separate Account B that a prospective investor should know before investing.  Please keep a copy of this prospectus for future reference.  We filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC") dated May 1, 2018 that provides more information about the policy.  You can get a copy of our Statement of Additional Information at no charge from us or from the SEC.  The SEC maintains a web site (www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference into this prospectus and other material that we file electronically with the SEC.  For a free copy of the Statement of Additional Information, call us at 1.800.662.1113 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@americanfidelity.com.
Our Statement of Additional Information is incorporated by reference into this prospectus.  The table of contents of the Statement of Additional Information is on the last page of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.  This prospectus may only be used to offer the contract where the contract may be lawfully sold.  The contract and certain features described in the contract may only be available in certain states.
Please read this prospectus carefully and keep it for future reference.

* Vanguard is a trademark of The Vanguard Group, Inc.

GLOSSARY OF TERMS
Some of the terms used in this prospectus are technical.  To help you understand these terms, we have defined them below.
Account value:  The value of the policy during the accumulation phase.
Accumulation phase:  The period of time between purchasing a policy and receiving annuity payments.  Until you begin receiving annuity payments, the annuity is in the accumulation phase.
Accumulation unit:  The unit of measurement used to keep track of the value of a participant's interest in a sub-account during the accumulation phase.
Annuitant:  The person on whose life annuity payments are based.
Annuity:  A series of installment payments either for a fixed period or for the life of the annuitant, or for the joint lifetime of the annuitant and another person.
Annuity date:  The date annuity payments begin.
Annuity options:  The pay-out methods available to select during the annuity phase.
Annuity payments:  Regular income payments received from the policy during the annuity phase.
Annuity phase:  The period of time during which annuity payments are made.
Annuity unit:  The unit of measure used to calculate annuity payments during the annuity phase.
Assumed Investment Rate:  The assumed rate of return used to determine the first annuity payment for a variable annuity option.
Eligible portfolios:  The portfolios that serve as the Separate Account's underlying investment options.  Each sub-account invests its assets into a corresponding portfolio.  Each portfolio (sometimes called a fund) has its own investment objective.
General account:  Our general account consists of all of our assets other than those assets allocated to the separate accounts.
Guaranteed Interest Account:  The fixed investment option within our general account which earns interest.
Investment options:  The eligible investment options consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the sub-accounts, which are variable investment options.  We reserve the right to add, remove or combine sub-accounts as eligible investment options.
Policy:  The AFAdvantage™ Variable Annuity.
Policy owner:  The person or entity entitled to ownership rights under a policy.
Portfolio companies:  The companies offering the portfolios in which the sub-accounts invest.
Purchase payment:  Money invested in the policy by or on behalf of a participant and allocated to a participant's account.
Separate Account:  The Separate Account is called American Fidelity Separate Account B, which is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.
Sub-account:  An investment option of Separate Account B, which invests its assets in shares of a corresponding eligible portfolio.
We, Us, Our:  American Fidelity Assurance Company, the insurance company offering the contract or policy.
You, Your:  Generally, the policy owner.

TABLE OF CONTENTS
   Page
Summary	1
Fee Table	3
Condensed Financial Information	8
Revenue Sharing Arrangements	10
The AFAdvantage™ Variable Annuity	10
Purchasing an AFAdvantage™ Variable Annuity Policy	11
Receiving Payments from the Annuity	12
Investment Options	14
Expenses	17
Withdrawals	18
Loans	19
Death Benefit	19
Other Information	26
Table of Contents of the Statement of Additional Information	28

SUMMARY
In this summary, we discuss some of the important features of your variable annuity policy.  You should read the entire prospectus for more detailed information about your policy and Separate Account B.
In this prospectus, we describe the AFAdvantage™ Variable Annuity flexible premium variable and fixed deferred annuity policy that we offer.  The annuity policy is a contract between you, as the policy owner, and us, American Fidelity Assurance Company, as the insurance company.  Through the annuity policy, we are able to provide a means for you to invest, on a tax deferred basis, in one or more of the sub-accounts, which are variable investment options, and the Guaranteed Interest Account, a fixed investment option.  Each of the sub-accounts invests in a corresponding eligible portfolio.
The AFAdvantage™ Variable Annuity is designed for individuals seeking long-term investments, generally for retirement or other long‑term purposes.  You should not invest in the AFAdvantage™ Variable Annuity if you are looking for a short-term investment or if you cannot afford to lose some or all of your investment.
Like all deferred annuities, the AFAdvantage™ Variable Annuity has two distinct phases: the accumulation phase and the annuity phase.  During the accumulation phase, you invest money in your annuity, at which point your earnings accumulate on a tax deferred basis and are taxed as income only when you make a withdrawal.  Similarly, during the annuity phase, your earnings are taxed as income only when you receive an annuity payment or otherwise make a withdrawal.  A federal tax penalty may apply if you make withdrawals before you are 59½.  A qualified plan provides tax-deferral; therefore, there should be other reasons for purchasing the policy pursuant to a qualified plan aside from the tax deferral feature.
The annuity phase begins when you start receiving regular payments under the annuity income options from your policy.  Among other factors, the amount of the payments you may receive during the annuity phase will depend on the amount of money you invest in your policy during the accumulation phase and on the investment performance of the variable investment options you have selected.
When you invest in the annuity, you may allocate some or all of your investment to one or more of the sub-accounts listed below, each of which is a variable investment option, or the Guaranteed Interest Account, which is a fixed investment option.  We reserve the right to add or remove sub-accounts as investment options:
American Funds Insurance Series® – Blue Chip Income and Growth Fund
American Funds Insurance Series® – International Fund
BlackRock Variable Series Funds, Inc. – Basic Value V.I. Fund
BlackRock Variable Series Funds, Inc. – Advantage U.S. Total Market V.I. Fund
Dreyfus Stock Index Fund, Inc.
Dreyfus Variable Investment Fund – Opportunistic Small Cap Portfolio
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
Vanguard® Variable Insurance Fund – Balanced Portfolio
Vanguard® Variable Insurance Fund – Capital Growth Portfolio
Vanguard® Variable Insurance Fund – Mid-Cap Index Portfolio
Vanguard® Variable Insurance Fund – Total Bond Market Index Portfolio
Vanguard® Variable Insurance Fund – Total Stock Market Index Portfolio

At your direction, we will allocate your purchase payments to one or more of the sub-accounts listed above and the Guaranteed Interest Account.  Our fixed investment option, the Guaranteed Interest Account, offers a guaranteed minimum interest rate. Each of the sub-accounts invests in a corresponding portfolio.  The portfolios offer professionally managed investment choices.  You can find a complete description of each of the portfolios in the prospectus for that particular portfolio.  You can make or lose money by investing in the variable investment options, depending on market conditions and the performance of the portfolio(s) that correspond with the sub-account(s) to which you allocate your purchase payments.  Please see the information under "Investment Options", describing how you can obtain a copy of the portfolios' prospectuses.
The earnings you accumulate as a result of your investments under the policy are not taxed until you make a withdrawal or receive an annuity payment.  If you withdraw any money before 59½, you may be charged a federal tax penalty on the taxable amounts withdrawn.  In most cases, the penalty is 10% on the taxable amounts.  If the policy is issued pursuant to a qualified plan under special tax qualification rules, the entire payment may be taxable.  If the policy is not issued pursuant to a qualified plan, earnings are withdrawn first and are taxed as income.
The minimum partial withdrawal is $250 (there are exceptions for withdrawals allowed under 403(b) and hardship provisions), but a withdrawal must not reduce the value of your policy to less than $100.
If you cancel your policy within 30 calendar days after receiving it, you will get a refund of either the amount you paid for your policy or the value of your policy, whichever is more.  In the event of a refund, we determine the value of your policy on either the day we receive the policy at our home office or the day our agent receives the policy, whichever occurs earlier.
Questions.  If you have any questions about your AFAdvantage™ Variable Annuity policy or need more information, please contact us at:
American Fidelity Assurance Company
Annuity Services Department
P.O. Box 25520
Oklahoma City, Oklahoma  73125‑0520
Telephone:  800.662.1113
E‑mail:  va.help@americanfidelity.com

FEE TABLE
The following tables describe the fees and expenses you will pay when owning, withdrawing amounts from, or surrendering your policy.  The first table describes the fees and expenses that you will pay at the time you withdraw from your policy or surrender your policy.  State premium taxes may also be deducted.
Contract Owner Transaction Expenses
Withdrawal Charge (as a percentage of the amount withdrawn in excess of the free withdrawal amount as described elsewhere in this document).

Policy Year	Withdrawal Charge
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9+	0%

Transfer Fee	Maximum $25[1]
Loan Interest Rate	5%[2]

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including the portfolio fees and expenses.
Annual Expenses[3]	Current Fee	Maximum Fee
Policy Maintenance Fee	$15	$36

Separate Account Annual Expenses (as a percentage of average account value)	Current Fee	Maximum Fee

Mortality and Expense Risk Charge	1.25%	1.25%
Account Fees and Expenses
Administrative Charge	0.15%	0.25%
Distribution Expense Charge	0.10%	0.25%
Total Separate Account Annual Expenses	1.50%	1.75%

1 There is no charge for the first 12 transfers in a policy year during the accumulation period and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred.  (Transfers made through automatic dollar cost averaging and asset rebalancing count toward the free transfers).
2 We charge an annual interest rate of 5%.
3 We currently charge lower fees than the maximum allowed under the policy.  The current fees and maximum fees we may charge are shown in the Annual Expenses table.  We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your account invested in a portfolio.  We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically while you own the policy.  Additional details about each portfolio's fees and expenses are contained in the prospectus for each portfolio.
Total Annual Portfolio Operating Expenses	MINIMUM	MAXIMUM
(expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.15%	1.05%
Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)
American Funds Insurance Series® 4
Blue Chip Income and Growth Fund
Management Fee	0.39%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.41%
International Fund
Management Fee	0.50%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.54%
BlackRock Variable Series Funds, Inc. 5
Basic Value V.I. Fund
Management Fee	0.60%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.01%
Total Annual Operating Expenses [6]	0.86%
Contractual Waivers [7]	0.12%
Net Annual Operating Expenses[8]	0.74%
Advantage U.S. Total Market V.I. Fund
Management Fee	0.75%
Other Expenses	0.30%
Acquired Fund Fees and Expenses	0.00%
Total Annual Operating Expenses[9]	1.05%

4 American Funds Insurance Series: Class 1 Shares
5 BlackRock Variable Series Funds, Inc.: Share Class 1
6 Total Annual Operating Expenses: The Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
7 Contractual Waivers: As described in the "Management of the Funds" section of the Fund's prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% of average daily net assets through April 30, 2019. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.06% of average daily net assets through April 30, 2019. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund's assets (except for with respect to iShares Alternative Strategies V.I. Fund, iShares Dynamic Allocation V.I. Fund, iShares Dynamic Fixed Income V.I. Fund, iShares Equity Appreciation V.I. Fund and Government Money Market V.I. Fund) estimated to be attributable to investments in other equity and fixed-income mutual funds and EFT's managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2019. Each of these contractual agreements may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
8 Net Annual Operating Expenses: As described in the "Management of the Funds" section of the Fund's prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% of average daily net assets through April 30, 2019. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.06% of average daily net assets through April 30, 2019. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund's assets (except for with respect to iShares Alternative Strategies V.I. Fund, iShares Dynamic Allocation V.I. Fund, iShares Dynamic Fixed Income V.I. Fund, iShares Equity Appreciation V.I. Fund and Government Money Market V.I. Fund) estimated to be attributable to investments in other equity and fixed-income mutual funds and EFT's managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2019. Each of these contractual agreements may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
9 Total Annual Operating Expenses: The Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.

Contractual Waivers [10]	0.50%
Net Annual Operating Expenses[11]	0.55%
Dreyfus Stock Index Fund, Inc. 12
Management Fee	0.25%
Other Expenses	0.02%
Total Annual Operating Expenses	0.27%
Dreyfus Variable Investment Fund13
Opportunistic Small Cap Portfolio
Management Fee	0.75%
Other Expenses	0.10%
Total Annual Operating Expenses	0.85%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. 14
Management Fee	0.60%
Other Expenses	0.15%
Total Annual Operating Expenses	0.75%
Fee Waiver and/or Expenses Reimbursement[15]	0.05%
Net Total Annual Operating Expenses	0.70%
Vanguard® Variable Insurance Fund
Balanced Portfolio
Management Expenses	0.21%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.23%

Capital Growth Portfolio
Management Expenses	0.33%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.36%

10 Contractual Waivers: As described in the "Management of the Funds" section of the Fund's prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.55% of average daily net assets through April 30, 2019. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets through April 30, 2019. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund's assets (except for with respect to iShares Alternative Strategies V.I. Fund, iShares Dynamic Allocation V.I. Fund, iShares Dynamic Fixed Income V.I. Fund, iShares Equity Appreciation V.I. Fund and Government Money Market V.I. Fund) estimated to be attributable to investments in other equity and fixed-income mutual funds and EFT's managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2019. Each of these contractual agreements may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
11 Net Annual Operating Expenses: As described in the "Management of the Funds" section of the Fund's prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.55% of average daily net assets through April 30, 2019. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets through April 30, 2019. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund's assets (except for with respect to iShares Alternative Strategies V.I. Fund, iShares Dynamic Allocation V.I. Fund, iShares Dynamic Fixed Income V.I. Fund, iShares Equity Appreciation V.I. Fund and Government Money Market V.I. Fund) estimated to be attributable to investments in other equity and fixed-income mutual funds and EFT's managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2019. Each of these contractual agreements may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
12 The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Dreyfus Stock Index Fund, Inc. and Dreyfus Variable Investment Fund – Opportunistic Small Cap Portfolio: Initial Share Class.
13 The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Dreyfus Stock Index Fund, Inc. and Dreyfus Variable Investment Fund – Opportunistic Small Cap Portfolio: Initial Share Class.
14 The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Dreyfus Stock Index Fund, Inc. and Dreyfus Variable Investment Fund – Opportunistic Small Cap Portfolio: Initial Share Class.
15 The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until May 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the Initial Share Class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) do not exceed .70%. On or after May 1, 2019, The Dreyfus Corporation may terminate this expense limitation agreement at any time.

Mid-Cap Index Portfolio
Management Expenses	0.16%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.19%
Total Bond Market Index Portfolio
Management Expenses	0.12%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.15%
Total Stock Market Index Portfolio
Management Expenses	0.00%
Investment Advisory Fee	0.00%
Acquired Fund Fees and Expenses	0.16%
Total Annual Portfolio Operating Expenses	0.16%

Examples
These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include (1) contract owner transaction expenses (other than transfer fees and loan fees), (2) annual contract fees, (3) separate account annual expenses, and (4) portfolio fees and expenses.
The examples assume an initial investment of $10,000 in the policy for the time periods indicated.  The examples also assume that the investment has a 5% return each year and assume the maximum fees and expenses of the portfolios.  Although the actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if a policy is surrendered at the end of each time period or (b) if a policy is not surrendered or a policy is annuitized at the end of the applicable time period.

		Time Periods
		1 Year	3 Years	5 Years	10 Years

American Funds Insurance Series®
Blue Chip Income and Growth	(a)	1,009	1,232	1,517	2,360
	(b)	209	643	1,101	2,360
International Fund	(a)	1,022	1,269	1,580	2,494
	(b)	222	683	1,168	2,494
BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund	(a)	1,042	1,326	1,677	2,697
	(b)	242	743	1,269	2,697
Advantage U.S. Total Market V.I. Fund	(a)	1,023	1,272	1,585	2,504
	(b)	223	686	1,173	2,504

Dreyfus Stock Index Fund, Inc.	(a)	995	1,192	1,448	2,213
	(b)	195	601	1,030	2,213

Dreyfus Variable Investment Fund
Opportunistic Small Cap Portfolio	(a)	1,053	1,357	1,730	2,807
	(b)	253	776	1,324	2,807
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	(a)	1,038	1,315	1,658	2,657
	(b)	238	731	1,249	2,657

Vanguard® Variable Insurance Fund*
Balanced Portfolio	(a)	991	1,180	1,428	2,170
	(b)	191	588	1,009	2,170
Capital Growth Portfolio	(a)	1,004	1,218	1,492	2,307
	(b)	204	628	1,076	2,307
Mid-Cap Index Portfolio	(a)	987	1,169	1,408	2,128
	(b)	187	576	988	2,128
Total Bond Market Index Portfolio	(a)	983	1,157	1,388	2,085
	(b)	183	564	968	2,085
Total Stock Market Index Portfolio	(a)	984	1,160	1,393	2,096
	(b)	184	561	973	2,096

We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2017. We did not independently verify the data provided; however, we did prepare the examples.
The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.  The 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.

* Vanguard is a trademark of The Vanguard Group, Inc.

CONDENSED FINANCIAL INFORMATION
During the accumulation phase, we calculate the value of each policy owner's share of different sub-accounts with a unit of measurement called an accumulation unit.  The table below sets forth the accumulation unit values as of January 1 and December 31 for each year since the later of (1) 2008 (the last 10 fiscal years of Separate Account B's operations) and (2) the year that the sub-account began operations.  An explanation of how we calculate the value of an accumulation unit is located elsewhere in this document.

	Sub-account Unit Value at January 1	Sub-account Unit Value at December 31	Number of Sub‑account Units at December 31
American Funds Insurance Series®
Blue Chip Income and Growth[16]
International Fund
2014	$10.000	$9.642	106,724
2015	$9.642	$9.094	393,966
2016	$9.094	$9.298	735,319
2017	$9.298	$12.133	1,044,192
BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund
2008	$16.146	$10.057	1,132,878
2009	$10.057	$12.992	1,401,329
2010	$12.992	$14.438	1,592,121
2011	$14.438	$13.874	1,731,537
2012	$13.874	$15.588	1,830,087
2013	$15.588	$21.203	1,881,325
2014	$21.203	$22.961	1,949,445
2015	$22.961	$21.273	2,013,494
2016	$21.273	$24.767	2,061,689
2017	$24.767	$26.409	2,090,137
Advantage U.S. Total Market V.I. Fund
2008	$25.277	$14.930	856,417
2009	$14.930	$18.875	994,045
2010	$18.875	$23.929	1,072,077
2011	$23.929	$23.001	1,131,365
2012	$23.001	$25.726	1,149,916
2013	$25.726	$36.090	1,163,249
2014	$36.090	$37.409	1,193,572
2015	$37.409	$34.417	1,252,969
2016	$34.417	$41.923	1,295,328
2017	$41.923	$47.103	1,339,253
Dreyfus Variable Investment Fund
Opportunistic Small Cap Portfolio 2017………………………………………………………………	$10.00	$10.726	102,892

16 The table does not include information for American Funds IS Blue Chip Income and Growth Fund, an investment option available May 1, 2018.

Dreyfus Stock Index Fund, Inc.
2008	$15.174	$9.396	3,241,857
2009	$9.396	$11.694	3,576,886
2010	$11.694	$13.229	3,725,336
2011	$13.229	$13.277	3,848,174
2012	$13.277	$15.138	3,900,250
2013	$15.138	$19.689	3,952,820
2014	$19.689	$21.999	3,975,240
2015	$21.999	$21.912	4,075,773
2016	$21.912	$24.112	4,227,910
2017	$24.112	$28.870	4,369,077
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
2008	$11.999	$7.751	1,715,601
2009	$7.751	$10.213	1,783,385
2010	$10.213	$11.551	1,796,129
2011	$11.551	$11.482	1,779,535
2012	$11.482	$12.666	1,746,664
2013	$12.666	$16.762	1,727,781
2014	$16.762	$18.734	1,688,276
2015	$18.734	$17.866	1,670,779
2016	$17.866	$19.425	1,652,522
2017	$19.425	$22.070	1,648,121
Vanguard® Variable Insurance Fund
Balanced Portfolio
2008	$12.649	$9.648	836,105
2009	$9.648	$11.681	1,133,690
2010	$11.681	$12.774	1,489,182
2011	$12.774	$13.050	1,815,123
2012	$13.050	$14.470	2,113,556
2013	$14.470	$17.090	2,402,214
2014	$17.090	$18.492	2,761,586
2015	$18.492	$18.234	3,167,734
2016	$18.234	$19.940	3,519,363
2017	$19.940	$22.534	3,776,163
Capital Growth Portfolio
2010	$10.000	$12.022	43,098
2011	$12.022	$11.732	92,697
2012	$11.732	$13.346	175,198
2013	$13.346	$18.207	310,136
2014	$18.207	$21.241	532,074
2015	$21.241	$21.474	901,588
2016	$21.474	$23.448	1,201,454
2017	$23.448	$29.759	1,495,425
Mid-Cap Index Portfolio
2014	$10.000	$10.123	146,477
2015	$10.123	$9.829	611,087
2016	$9.829	$10.759	977,494
2017	$10.759	12.621	1,393,854
Total Bond Market Index Portfolio
2008	$10.819	$11.216	220,222
2009	$11.216	$11.705	312,433
2010	$11.705	$12.280	469,247
2011	$12.280	$13.023	583,280
2012	$13.023	$13.346	692,963
2013	$13.346	$12.846	777,844
2014	$12.846	$13.400	884,442
2015	$13.400	$13.245	1,017,533
2016	$13.245	$13.370	1,173,619
2017	$13.370	$13.630	$1,320,673
Total Stock Market Index Portfolio
2014	$10.000	$9.944	3,338,668
2015	$9.944	$9.832	3,614,458
2016	$9.832	$10.902	3,880,966
2017	$10.902	$12.991	4,123,528

REVENUE SHARING ARRANGEMENTS
We, or one or more of our affiliates, may receive additional cash payments from one or more of the portfolio companies in exchange for providing certain administrative services.  In consideration for these payments, we agree to perform services such as shareholder servicing, sub-administration and record-keeping, as well as various other administrative services.  These payments do not constitute payment in any manner for investment advisory services and are not otherwise related to investment advisory or distribution services or expenses.  These payments are sometimes referred to as "revenue sharing."  Our sales people do not receive any additional compensation for selling one sub-account over another, and they do not give any special preference to a fund just because that sub-account has a more favorable revenue sharing arrangement with us.
In connection with your sub-account purchase, we, or one or more of our affiliates, are entitled to receive a percentage of the purchased sub-account's average daily net assets maintained for our policy holders.  These percentages differ based upon the terms of our agreements with the companies as denoted below.  We have entered into revenue sharing arrangements with the following companies:
Portfolio Company	Revenue Sharing %
BlackRock Advisors, LLC	0.10%
The Dreyfus Corporation (with regard to Dreyfus Variable Investment Fund – Opportunistic Small Cap Portfolio)	0.10%
The Dreyfus Corporation (with regard to The Dreyfus Sustainable U.S. Equity Portfolio, Inc.)	0.15%
THE AFADVANTAGE™ VARIABLE ANNUITY
Owning an AFAdvantage™ Variable Annuity Policy
As the owner of an AFAdvantage™ Variable Annuity policy, you have all the rights under the policy; however, you can name a new policy owner.  A change of owner will revoke any prior designation of owner.  Ownership changes must be sent to our home office on a form we accept.  The change will go into effect at the time the form is signed, subject to any payments we make or other actions we take before we record it.  We will not be liable for any payment made or action taken before we record a change in ownership.  The policy owner designated at the time the policy is issued will remain the owner unless changed.  A change of ownership may be a taxable event.  If your policy is issued pursuant to a qualified plan, your ability to change ownership may be limited.
Spouses may own a non-qualified policy jointly.  Upon the death of either owner, the surviving spouse will be the primary beneficiary.  If a non-spouse is designated as the beneficiary of a jointly owned policy, the designation will be treated as creating a contingent beneficiary unless otherwise indicated in a form we accept.
Naming a Beneficiary
The beneficiary is the person or entity that you name to receive the benefit of your policy upon the death of the annuitant.  If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.
The beneficiary is named at the time the policy is issued, but you can change the beneficiary of your policy at any time during the annuitant's life unless you name that person as an irrevocable beneficiary.  The interest of an irrevocable beneficiary cannot be changed without his or her written consent.  To change your beneficiary, you must send a request to our home office on a form we accept.  The change will go into effect when signed, subject to any payments we make or action we take before we record the change.  A change cancels all prior beneficiaries, except any irrevocable beneficiaries.  The interest of the beneficiary will be subject to any assignment of the policy which is binding on us, and any annuity option in effect at the time of the annuitant's death.
Assigning the Policy
During the annuitant's life, you can assign some or all of your rights under the policy to someone else.  A signed copy of the assignment must be sent to our home office on a form we accept.  The assignment will go into effect when it is signed, subject to any payments we make or other actions we take before we record it, and a change in owner will revoke any prior designation of owner.

We will not be liable for any payment made or action taken before we record an assignment.  The policy owner designated at the time the policy is issued will remain the owner unless changed.  We are not responsible for the validity or effect of any assignment.  If there are irrevocable beneficiaries, you need their written consent before assigning your ownership rights in the policy.  Any assignment made after the death benefit has become payable will be valid only with our consent.  If the policy is assigned, your rights may be exercised only with the consent of the assignee of record.  Please note that an assignment may be a taxable event, and if the policy is issued pursuant to a qualified plan, your ability to assign it may be limited.

Voting Rights
Although we legally own the portfolios' shares, we believe that we must get instructions from you and the other policy owners about how to vote the shares when a portfolio company solicits proxies in conjunction with a shareholder vote.  When we receive your instructions, we will vote all of the shares we own in proportion to those instructions.  This type of voting may allow a small number of policy owners to control the outcome of the vote.  If we determine that we are no longer required to seek the policy owners' instructions, we will vote the shares in our own right.
PURCHASING AN AFADVANTAGE™ VARIABLE ANNUITY POLICY
Purchase Payments
Once we receive your application in good order, we will issue your policy.  Purchase payment will be allocated among the investment options according to your instructions within two business days.  We will contact you if additional information is required to complete the application process. We reserve the right to reject any application or purchase payment.  At the time you buy the policy, the annuitant cannot be older than 85 years old or the maximum age permitted under state law.
Purchase payments may be made at any time during the accumulation phase.  If an application and initial purchase payment are received the same day, the initial purchase payment will be credited to the policy within two business days.  Purchase payments received by 3:00pm Central Time will be credited to the policy the same business day.  Purchase payments received after 3:00pm Central Time will be credited the following business day. The minimum amount of each purchase payment is $25.  All payment allocations among the investment options must be in whole percentages and, when added together, must total 100%.
Accumulation Units
Each sub-account has its own value.  If you allocate your purchase payments to any of the variable investment options, the value of that portion of your policy will fluctuate depending upon the investment performance of the portfolio(s) corresponding with the sub-account(s) to which you allocated your purchase payments.  (The same thing is not true if you invest solely in the Guaranteed Interest Account.)  The value of your policy will also depend on the expenses of the policy.  In order to keep track of the value of your interest in the sub-accounts during the accumulation period, we use a measurement called an accumulation unit.  We use this value to determine the number of sub-account accumulation units represented by your investment in a sub-account.
We calculate the value of accumulation units after the New York Stock Exchange closes and then credit each account accordingly.  On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by dividing the total value of a sub-account's net assets by the number of the sub-account's outstanding accumulation units.  The value of an accumulation unit relating to any sub-account may go up or down from day to day.
When you make a purchase payment, we credit your policy with accumulation units using the accumulation unit value next determined after we receive the purchase payment.  The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account.
The following example illustrates how we calculate the number of accumulation units that should be credited to your participant account when you make a purchase payment.

Example
On Thursday, we receive an additional purchase payment of $100 from you.  You allocate this amount to The Dreyfus Stock Index Fund sub-account.  When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for The Dreyfus Stock Index Fund is valued at $10.75.  To determine the increased value of your policy, we divide $100 by $10.75 and credit your policy on Thursday night with 9.30 accumulation units for The Dreyfus Stock Index Fund sub-account.
RECEIVING PAYMENTS FROM THE ANNUITY
Annuity Date
Any time after you invest in a policy, you can select an annuity date, which is the month and year in which you will begin receiving regular monthly income payments from the annuity.  You must notify us of your desired annuity date at least 30 calendar days before you want to begin receiving annuity payments.  You may change the annuity date by written request any time before the original annuity date.  Any change must be requested at least 30 calendar days before the new annuity date.
The duration of your annuity phase will impact the amount of your monthly annuity payments.  Choosing an early annuity date may increase the duration of your annuity phase, which will decrease the amount of your monthly annuity payments.
The earliest date you may request commencement of your annuity payments is 30 calendar days after we issue your annuity policy.  The annuity date may not be later than your 85th birthday (or the annuitant's 85th birthday, if you are not the annuitant) or the maximum date permitted under state law, whichever is earlier.  The annuity date may not be later than the earliest of the distribution date required by (i) federal law, (ii) the contract owner's tax-qualified plan, or (iii) if applicable, state law.
Selecting an Annuity Option
The annuity options allow you to choose the form of annuity payments you receive.  In order to receive annuity payments under an annuity option, you must give us notice of the annuity option of your choice at least 30 calendar days before the annuity date.  If no option is selected, we will make annuity payments to you in accordance with Option 2 below.  Prior to the annuity date, you may change the annuity option selected by written request.  Any change must be requested at least 30 calendar days prior to the annuity date.  If an option is based on life expectancy, we will require proof of the payee's date of birth.
Annuity Payments
Annuity payments are paid in monthly installments unless you elect to receive them quarterly, semi-annually or annually.  Electing to receive payments less frequently will increase the individual payment amount.  However, the amount of the quarterly, semi-annual or annual installments will be actuarially equivalent (mathematically equivalent) to the monthly installment.  Annuity payments can be made under Options 1, 2 or 3 on a variable basis (which means they will be based on the investment performance of the variable investment options) and/or on a fixed basis (which means they will come from the Guaranteed Interest Account).  Payments under Option 4 can only come from the Guaranteed Interest Account (fixed annuity).  Depending on your election, the value of your policy (adjusted for the policy maintenance fee and any taxes) will be applied to provide the annuity payment.
If you choose to have any portion of your annuity payments come from the variable investment options, the dollar amount of each of your monthly payments will depend upon three things:
•	the value of your policy in the variable investment options on the annuity date,
•	the assumed investment rate used in the annuity table for the policy, and
•	the performance of the portfolios that correspond with the sub-accounts you selected.
    More than one assumed investment rate is available.  You may select either 1%, 3% or 5%.  If one is not chosen, the assumed investment rate will be 3%.  If the actual performance exceeds your chosen assumed investment rate, your annuity payments will increase.  Similarly, if the actual rate is less than your chosen assumed investment rate, your annuity payments will decrease.  If you choose a higher assumed investment rate, your initial annuity payment will be higher.  Subsequent payments will be only slightly higher when actual performance (less any deductions and expenses) is more than the assumed rate and will decrease more rapidly when actual performance (less any deductions and expenses) is less than the assumed rate.  The amount of the first annuity payment will depend on the annuity option elected and the age of the annuitant at the time the first payment is due.
You can choose one of the following annuity options or any other annuity option acceptable to us.  After annuity payments begin, you cannot change your annuity option.

OPTION 1	Lifetime Only Annuity	We will make monthly payments during the life of the annuitant. If this option is elected, payments will stop when the annuitant dies.
OPTION 2	Lifetime Annuity with Guaranteed Periods
We will make monthly payments for the guaranteed period selected, and thereafter during the life of the annuitant.  When the annuitant dies, any amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant's death.  The guaranteed period may be 10 years or 20 years.

OPTION 3	Joint and Survivor Annuity
We will make monthly payments during the joint lifetime of two people, usually husband and wife.  Generally, when an annuity option is based on two lives instead of one, the amount of the monthly annuity income is less during the joint lifetime of the annuitants than it would be otherwise.  Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66 2/3% or 50% of the annuity payment in effect originally.  If the annuitants choose a reduced payment to the surviving annuitant, fixed annuity payments will be equal to 66 2/3% or 50%, as applicable, of the fixed annuity payment during the period while both annuitants were still living; while variable annuity payments will be determined using 66 2/3% or 50%, as applicable of the number of annuity units credited to the account as of the date of the death of the first annuitant.

OPTION 4	Period Certain
We will make monthly payments for a specified period.  The specified period must be at least five years and cannot be more than 30 years.  This option is available as a fixed annuity only.  When the annuitant dies, any amounts remaining under the specified period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant's death.

INVESTMENT OPTIONS
When you buy an AFAdvantage™ Variable Annuity policy, you can allocate the money you invest under the policy to one or more of Separate Account B's sub-accounts and the Guaranteed Interest Account.  Each of the sub-accounts is a variable investment option and corresponds with one of the portfolios listed below.
NAME	TYPE OF PORTFOLIO COMPANY	INVESTMENT ADVISOR/ SUB-ADVISOR
American Funds Insurance Series® • Blue Chip Income and Growth Fund • International Fund Call 1.800.421.9900 ext. 65413 to request portfolio prospectus	Open‑end, management investment company.	Advisor: Capital Research and Management CompanySM Sub-Advisor: None
BlackRock Variable Series Funds, Inc. • Basic Value V.I. Fund • Advantage U.S. Total Market V.I. Fund Call 1.800.441.7762 to request portfolio prospectus	Open‑end, management investment company.	Advisor: BlackRock Advisors, LLC Sub-Advisor: None
Dreyfus Stock Index Fund, Inc. Call 1.800.DREYFUS to request portfolio prospectus	Open‑end management investment company	Advisor: The Dreyfus Corporation Index Manager: BNY Mellon Asset Management North America Corporation (affiliate of The Dreyfus Corporation)
Dreyfus Variable Investment Fund • Opportunistic Small Cap Portfolio Call 1.800.DREYFUS to request portfolio prospectus	Open-end management investment company	Advisor: The Dreyfus Corporation Sub-Advisor: None
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Call 1.800.DREYFUS to request portfolio prospectus	Open-end, management investment company	Advisor: The Dreyfus Corporation Sub-Advisor: Newton Investment Management (North America) Limited (affiliate of The Dreyfus Corporation)
Vanguard® Variable Insurance Fund
• Balanced Portfolio
• Capital Growth Portfolio
• Mid-Cap Index Portfolio
• Total Bond Market Index Portfolio
• Total Stock Market Index Portfolio
 Call 1.800.522.5555 to request portfolio prospectus
Open-end management investment company.
Advisor of Vanguard VIF Balanced Portfolio:  Wellington Management Company, LLP
Advisor of Vanguard VIF Capital Growth Portfolio:  PRIMECAP Management Company
Advisors of Vanguard VIF Mid-Cap Growth Index Portfolio, Vanguard VIF Total Bond Market Index Portfolio and Vanguard VIF Total Stock Market Index Portfolio:  The Vanguard Group, Inc.
None of the available portfolios has a sub-advisor.

Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated.  None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you.  Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and in order to determine what action, if any, should be taken.  If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company.  An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio's assets which could adversely affect such portfolio's net asset value per share.
    You should read the prospectuses for the portfolios carefully before investing.  The prospectuses contain detailed information about the investment options.  You may get copies of the prospectuses by calling the telephone numbers set forth in the Investment Options table.  You can also get a copy of the Statement of Additional Information for any of the portfolios by calling the telephone numbers in the Investment Options table, or by contacting us at the address and phone number on the cover of this prospectus.

Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions.  The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940.  Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts.  The SEC staff has not necessarily reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account.  Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Substitution
At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the AFAdvantage™ Variable Annuity policy.  If we decide to make a substitution, we will give you notice of our intention.
Transfers
At your direction, we will make transfers between any of the investment options to which you have allocated money.  We reserve the right to limit the number of transfers that may be made.  All of the transfers you make in any one day count as one transfer.  If you transfer funds between investment options, we will not be liable for transfers we make at your direction.  All transfers must be in whole percentages.  We reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege, in which case we will provide written notice of any such action.
Transfers During the Accumulation Phase.  If you make more than 12 transfers in a policy year, we will deduct a transfer fee.  The fee is $25 per transfer or 2% of the amount transferred, whichever is less.  In order to make a transfer, you must transfer at least $500 from the investment option from which you are making the transfer, unless the full amount of the investment option is valued at less than $500, in which case you must transfer the entire amount.  All transfers must be in whole percentages.
Transfers During the Annuity Phase.  During the annuity phase, you may only make one transfer in each policy year.  You may make transfers among the variable investment options or from any of the variable investment options to the Guaranteed Interest Account option.  There is no transfer fee charged for the one transfer.  You cannot make a transfer from the Guaranteed Interest Account Option to a variable investment option.
Automatic Dollar Cost Averaging
Our automatic dollar cost averaging system allows you to transfer an established amount of money each quarter from one investment option to another.  The minimum amount that may be transferred from an investment option in this way is $500.  Only one investment option can be used as a source of the transfer.  By transferring the same amount on a regular schedule instead of transferring the entire amount at one time, you may be less susceptible to the impact of market fluctuations.  Automatic dollar cost averaging is only available during the accumulation phase.  If you participate in automatic dollar cost averaging, the transfers made under the program are taken into account in determining any transfer fee.
Asset Rebalancing
After you allocate your money to different investment options, the performance of the different investment options may cause the allocation of your total investment to shift.  At your direction, we will automatically rebalance your policy to return it to your original percentage allocations.  If you request our asset rebalance service, we will make any necessary transfers on the first day after the end of your policy year.  Asset rebalancing is only available during the accumulation phase.  If you participate in the asset rebalancing program, the transfers we make for you are taken into account in determining any transfer fee.
Frequent Purchases and Redemptions
Market timing policies and procedures are designed to address the excessive short-term trading of investment company securities that may be harmful to the remaining policy owners.  Although market timing by policy owners is generally not illegal, we are aware that successful market timers may, in some circumstances, make profits at the expense of passive policy owners who engage in various long-term or passive investment strategies.

We have identified the possibility that policy owners may attempt to use market timing strategies in connection with Separate Account B, which includes variable investment options, as well as a fixed annuity account option.  Market timing can be accomplished by switching back and forth between investment options.  Market timing can make it very difficult for a portfolio company to manage an underlying portfolio's investments.  Frequent transfers may cause a portfolio company to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance.  For these reasons, the policy was not designed for persons who make programmed, large, or frequent transfers.
In light of the risk posed to policy owners and other portfolio investors by market timing, we reserve the right, at any time and without prior notice, to end, suspend or change the ability of policy owners to transfer assets between investment options, as allowed by state law, if we detect suspicious transfer activity.  In furtherance of this general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:
•	We assess a charge against policy owners who make transfers between investment options more than 12 times per year during the accumulation phase.
•	We only allow one transfer per year during the annuity phase (unless the policy owner has elected a fixed annuity option, in which case no transfers are allowed).
•
We may impose specific restrictions on transactions for certain investment options, including, but not limited to, the ability to suspend or terminate the offering of an investment option, based on the transfer restriction policies of the underlying portfolios.  We may do so to conform to any present or future restriction that is imposed by any portfolio available under this policy.

•	We do not accept telephone transactions.
•	We reserve the right to postpone payment from the Guaranteed Interest Account for a period of up to six months.
•
We have adopted a policy requiring our personnel to maintain a record of all orders received between 2:45 p.m. and 3:00 p.m. Central Time pursuant to individual wire transfer contributions, walk-in withdrawals and interfund transfer requests received by facsimile  and electronic transfer through our website.  This record is reviewed monthly and any suspicious patterns are reported and subjected to additional review.

•
If a policy owner attempts to avoid the restrictions on their ability to transfer among investment options by withdrawing funds and reinvesting, the policy owner will be assessed a withdrawal charge of up to 8% at the time of each withdrawal.  While not designed specifically to discourage market timing activities, these expenses have a tendency to discourage them.

Although we may exercise our discretion on a case-by-case basis, we anticipate applying our policies regarding frequent purchases and redemptions uniformly in all cases, absent exceptional circumstances, including uniform application to trades that occur through omnibus accounts at any intermediaries.  However, because we do retain the right to exercise our discretion on a case by case basis, certain policy owners may be able to successfully use market timing strategies in connection with Separate Account B.
Although our transfer restrictions are designed to prevent excessive transfers, the restrictions are not capable of preventing every potential occurrence of excessive transfer activity, particularly with regard to electronic transfers.  We continue to believe, however, that our transfer restrictions provide adequate protection to policy owners and other portfolio investors from the risks generally associated with market timing.

EXPENSES
Charges and expenses that exist in connection with the policy will reduce your investment return.  You should carefully read this section for information about these expenses.
Insurance Charges
We deduct insurance charges each business day.  We include the insurance charge deduction in our calculation of the value of the accumulation and annuity units on a variable basis.  The insurance charges include:
•	mortality and expense risk;
•	administrative charge; and
•	distribution expense.
Mortality and Expense Risk Charge.  The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a sub-account, after expenses are deducted.  This charge also compensates us for all the insurance benefits provided by your policy, including the guarantee of annuity rates, the death benefits, and certain other expenses, related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.
Administrative Charge.  The administrative charge is equal, on an annual basis, to 0.15% of the average daily value of the policy invested in a sub-account, after expenses are deducted.  We may increase this charge, but it will never be more than 0.25% of the average daily value of your account invested in a sub-account.  This charge, together with the policy maintenance charge described below, is for all the expenses associated with the policy's administration.  Some examples of these expenses include:  preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.
Distribution Expense Charge.  The distribution expense charge is equal, on an annual basis, to 0.10% of the average daily value of the policy invested in a sub-account, after expenses are deducted.  We may increase this charge, but it will never be more than 0.25% of the average daily value of your account invested in a sub-account.  This charge compensates us for the costs associated with distributing the policies.
Withdrawal Charge
Any withdrawals you make may be subject to a withdrawal charge.  The withdrawal charge compensates us for expenses associated with selling the policy.  During the accumulation phase, you can make withdrawals from your policy in the manner described in "Withdrawals."  During the first policy year, we charge a withdrawal fee for each withdrawal.  After the first policy year, you may withdraw up to 10% of the value of your policy one time during each policy year without incurring a withdrawal charge.  The free withdrawal cannot be carried forward from one policy year to the next.  The withdrawal charge is a percentage of the amount withdrawn in excess of the free withdrawal amount as shown in the Fee Table that appears elsewhere in this document.
We calculate the withdrawal charge at the time of each withdrawal.  The withdrawal charge will never exceed 8% of the total purchase payments.  The charge for partial withdrawals will be deducted from the remaining policy value.  No withdrawal charge will be applied when a death benefit is paid or we make a payment under any annuity option providing at least seven annual payments or 72 monthly payments.
Note: For tax purposes, withdrawals are considered to have come from the last money you put into the policy.  Accordingly, for tax purposes, earnings are considered to come out of your policy first.  There are restrictions on when you can withdraw from a qualified plan known as a Section 403(b) tax-deferred annuity or a 401(k) plan.  For more information, you should read the "Taxes" section of this Prospectus, as well as the related discussion in our Statement of Additional Information.
Transfer Charge
There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is $25 or 2% of the amount transferred, whichever is less.  Systematic transfers occurring as a result of automatic dollar cost averaging or asset rebalancing are taken into account when determining any transfer fees assessed.

Policy Maintenance Fee and Portfolio Expenses
The policy maintenance fee is $15.  Although we reserve the right to change the policy maintenance fee, the highest fee permitted is $36 per year.  The fee will be deducted pro-rata from the investment options you have chosen.  During the accumulation period, the policy maintenance fee will be deducted each year on your policy anniversary date.  During the annuity phase, we will deduct the fee pro-rata from your annuity payments.  If you make a total withdrawal any time other than on a policy anniversary date, the full policy maintenance fee will be deducted.
There are also deductions from, and expenses paid out of, the assets of the portfolios.  The portfolio expenses are described in the prospectuses for the portfolios.
Taxes
If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to your policy, we will deduct the amount of the tax from your policy.  Some of these taxes are due when the policy is issued; others are due when your annuity payments begin.  We pay any premium taxes when they become payable to the states.  Premium taxes generally range from 0% to 3.5%, depending on the state.
We will also deduct from the policy any income taxes which we incur as a result of the policy.  Currently, we are not making any such deductions.
WITHDRAWALS
You may withdraw by redeeming all or part of the accumulation units in your account at any time during the accumulation period, before we begin making annuity payments to you.  After we begin making annuity payments, no withdrawals or redemptions may be made.  Any partial withdrawal must be at least $250, although we may make exceptions for hardship.  The redemption value of your account is equal to the value of the accumulation units in your account next computed after we receive the request for withdrawal on a form we accept.  The withdrawal charge, the policy maintenance fee and any taxes due will be deducted from the amount withdrawn before you receive it.  We will deduct a proportionate amount of the money you withdraw from each of your investment options. If you do not want the withdrawal to come from each of your investment options proportionately, you must specify the investment options from which the withdrawal is to be made, using a form we accept.  We reserve the right to distribute the full amount of your account if, after a withdrawal, the value of your policy is less than $100.  Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
A withdrawal is a redemption of accumulation units.  If accumulation units are redeemed, the number of accumulation units in your account will decrease.  The reduction in the number of accumulation units will equal the amount withdrawn, divided by the applicable accumulation unit value next computed after we receive the withdrawal request.  If you make a withdrawal request, and we receive your request prior to 3:00 p.m. Central Time, your withdrawal request will be processed on the same day.  Withdrawal requests received after 3:00 p.m. Central Time will be processed on the next day.  Withdrawal proceeds will be mailed within seven calendar days of the date on which we receive your withdrawal request.
Restrictions exist concerning when you can withdraw money from a qualified plan referred to as a 403(b) Tax‑Deferred Annuity or 401(k) plan. For a more complete explanation, see "Taxes" and the related discussion in our Statement of Additional Information.
Systematic Withdrawal Program
    After you have owned your policy for one year, you can participate in our systematic withdrawal program.  If you participate in this program you cannot exercise the 10% free withdrawal option discussed elsewhere in this document.  If you withdraw more than the 10% free withdrawal amount using the systematic withdrawal program, you will incur a withdrawal charge.  During the policy year in which systematic withdrawals begin, the 10% free withdrawal amount will be based on the value of your policy on the business day before you request systematic withdrawals.  After your first year in the withdrawal program, the free withdrawal amount will be based on the value of your policy on the most recent policy anniversary.  Systematic withdrawals can be made monthly, quarterly or semi‑annually.  The $250 minimum withdrawal discussed above does not apply to withdrawals made under the systematic withdrawal program.  We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time.  Income taxes and tax penalties may apply to systematic withdrawals.

Suspension of Payments or Transfers
We may be required to suspend or postpone payments or withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or
•	during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of investors.
We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.
LOANS
If you purchased your policy under a 403(b) tax-deferred annuity qualified plan and if your employer's plan allows, we may make a loan to you at any time before you begin receiving annuity payments; however, we will not make any loans during your first policy year.  The value of your policy in the Guaranteed Interest Account serves as the security for the loan.  The loan cannot be more than $50,000 or one-half of the value of your policy.  Under certain circumstances, the $50,000 limit may be reduced.  The minimum loan we will make is $1,000.  We can change this amount at our discretion.
We charge an interest rate of 5% on any loans that you take against your policy.  You may not make withdrawals while you have an outstanding loan against your policy.
If you fail to make a loan payment before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding balance of your loan will become due and payable.  If the loan payment is not paid within the required time period, the loan balance plus interest will be considered to be in default and will be treated as taxable income to you for the tax year of the default.  Satisfaction of any unpaid loan balance plus interest from the Guaranteed Interest Account will only occur when you qualify for a plan distribution under the federal tax guidelines.  If the loan is in default and you do not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). Any amounts which may become taxable will be reported as plan distributions and will be subject to income tax and tax penalties, if applicable.  There are special repayment guidelines available to you for personal or military leave.  If a leave of absence is anticipated, you should contact us for assistance.
Upon your death, any outstanding loan balance not yet reported to you as income will become taxable income to your estate.  The beneficiary will receive the death benefit reduced by the loan balance.  If annuity payments begin while there is an outstanding loan, the value of the Guaranteed Interest Account will be reduced by the loan balance.
DEATH BENEFIT
Death Benefit Amount Before Annuity Date
In the event of death prior to the annuity date, the amount of the death benefit will be the greater of: (1) the purchase payments you have made, less any amounts withdrawn and any applicable withdrawal charges; or (2) the value of the policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death.
Death of Owner Before Annuity Date
If you die before the annuity date, the death benefit will be paid to the beneficiary.  If you and your spouse are joint owners, when a joint owner dies, the surviving joint owner, if any, will be treated as the primary beneficiary.  Any other person designated as a beneficiary at the time of death will be treated as a contingent beneficiary.  References to "beneficiary" in this section refer, first, to a surviving spouse joint owner, if any, and second, to another designated beneficiary.

If you die before the annuity date, the beneficiary must designate the manner in which the death benefit will be paid.  A non-spouse beneficiary must select from the death benefit payment options set forth below, and any portion of the death benefit not applied under an annuity option must be distributed within five years of the date of death:
•	lump sum payment;
•	payment of the entire death benefit within five years of the date of your death; or
•	payment of the death benefit under an annuity option, beginning within one year of your death, for a period not to exceed the life expectancy of the beneficiary.
If the beneficiary is your spouse, he or she may choose to continue the policy in his or her own name at the current value of the policy or select one of the following death benefit payment options:
•	lump sum payment; or
•	apply the death benefit to an annuity option.
If the deceased owner was also the annuitant, and the spousal beneficiary continues the policy or applies the death benefit to an annuity option, the spousal beneficiary will become the new annuitant.
If a lump sum payment is requested by the beneficiary, we will pay the amount within seven calendar days of receipt of proof of death and receipt of the election of payment option, unless the suspension or deferral of payments provision is in effect.  The beneficiary may designate a death benefit payment option (other than a lump sum payment) only during the first 60 calendar days after we receive proof of death.  If the beneficiary does not select a payment option during that 60-day period, the death benefit will be paid in a lump sum.
Death of Owner After the Annuity Date
If you are not the annuitant, and you die during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as they were being paid at your death.  When any owner dies during the annuity period, the beneficiary becomes the owner.  Upon the death of any joint owner during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary.  Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.
Death of Annuitant Before the Annuity Date
If you are not the annuitant, and the annuitant dies before the annuity date, the death benefit will be paid to the beneficiary in a lump sum within five years of the date of death.  If the owner is not an-individual (e.g., the owner is a corporation), the death of the annuitant will be treated as the death of the owner.
Death of Annuitant After the Annuity Date
If the annuitant dies on or after the annuity date, the death benefit, if any, will be as set forth in the annuity option elected.  Death benefits will be paid at least as rapidly as they were being paid at the annuitant's death.
TAXES
The following general tax discussion is not intended as tax advice. You should consult your own tax advisor about your personal circumstances. We have included additional information regarding taxes in the Statement of Additional Information. American Fidelity Assurance Company does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "Annuity Contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Annuity Policies in General
Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs the taxation of annuities.  It generally provides that you will not be taxed on any increase in the value of your policy until a distribution occurs — either as a lump sum payment or as annuity payments.
When a non-natural person, such as a corporation or certain other entities other than tax-qualified trusts, owns the policy, it will generally not be treated as an annuity for tax purposes. This means that any increase in the value of such a policy may be taxed as ordinary income every year.

If you purchase a policy under a retirement plan ("Qualified Plan") that receives favorable tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), your policy is referred to as a qualified policy. Examples of qualified plans are 401(a), 401(k), and 403(a) qualified pension, profit-sharing or annuity plans, 403(b) tax-deferred annuity plans, H.R. 10 Plans (sometimes referred to as Keogh plans) and Individual Retirement Annuities, including Roth IRAs; Tax Deferred Annuities.
If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.
Diversification
The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that all of the portfolios are being managed in such a way that they comply with the requirements.
Neither the Code nor the Treasury Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity Assurance Company, would be considered the owner of the shares of the portfolios.  If you are considered the owner of the portfolios' shares, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.  See the additional discussion of this issue in the Statement of Additional Information.
Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.
Non-Qualified Policies
Distributions
Tax Treatment of Withdrawals, Surrenders and Distributions
The cost basis of a non-qualified policy is generally the sum of the purchase payments for the policy. The taxpayer will generally have to include in income the portion of any payment from a non-qualified policy that exceeds the portion of the cost basis (or principal) of the policy which is allocable to such payment. The difference between the cost basis and the value of the non-qualified policy represents the increase in the value of the policy. The taxable portion of a payment from a non-qualified policy is generally taxed at the taxpayer's marginal income tax rate.
Partial Withdrawals. A partial withdrawal refers to a withdrawal from a non-qualified policy that is less than its total value and that is not paid in the form of an annuity. Usually, a partial withdrawal of the value of a non-qualified policy will be treated as coming first from earnings (which represent the increase in the value of the policy). This portion of the withdrawal will be included in the taxpayer's income. After the earnings portion is exhausted, the remainder of the partial withdrawal will be treated as coming from the taxpayer's principal in the policy (generally the sum of the purchase payments). This portion of the withdrawal will not be included in income.
Surrenders. If a taxpayer surrenders a non-qualified policy and receives a lump sum payment of its entire value, the portion of the payment that exceeds the taxpayer's then remaining cost basis in the policy will be included in income. The taxpayer will not include in income the part of the payment that is equal to the cost basis.
Tax Treatment of Annuity Payments
If a taxpayer receives annuity payments from a non-qualified policy, a fixed portion of each payment is generally excludable from income as a tax-free recovery of cost basis in the policy and the balance is included in income. The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing the cost basis in the policy at the time the annuity payments begin by the expected return under the policy). If the annuity payments continue after the cost basis has been recovered, the additional payments will generally be included in full in income.

Penalty Tax on Distributions
Generally, a penalty equal to 10% of the amount of any payment that is includable in the taxpayer's income will apply to any distribution received from a non-qualified policy in addition to ordinary income tax. This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are exempt from the 10% penalty are listed below:
• A distribution that is made on or after the date the taxpayer reaches age 59½;
• A distribution that is made on or after the death of the owner;
• A distribution that is made when the taxpayer is disabled (as that term is defined in Section 72(m)(7) of the Code);
• A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary;
• A part of a distribution that is attributable to investment in the policy prior to August 14, 1982; and
• A distribution that is paid as an immediate annuity (as that term is defined in Section 72(u)(4) of the Code).
Required Distributions
To qualify as an "annuity policy" under the Code, a non-qualified policy must meet certain distribution requirements. Generally, if the owner/annuitant dies before annuity payments begin, the amounts accumulated under the non-qualified policy either must be distributed within five years of death or must begin to be paid within one year of death under a method that will pay the entire value of the policy over the life (or life expectancy) of the beneficiary under the policy. Special rules apply, however, if the beneficiary under the policy is the surviving spouse of the owner. If the owner's spouse is the beneficiary under the policy, these rules involving required distributions in the event of death will be applied as if the surviving spouse had been the original owner of the policy. If the owner/annuitant dies after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at death (unless such method provides that payments stop at death).
Payments under the policy made in the form of an annuity are taxable at ordinary income rates to the extent they exceed the portion of your investment in the contract that is allocated to the payment.  The portion of the payment which is allocated to your investment is referred to as the "Exclusion Ratio".  It is determined at the time your policy is converted into an annuity for distribution by dividing your total investment by the total of the annuity payments expected to be made under your policy.  Once you have recovered your entire investment in the policy all payments are fully taxable.
The policy provides that when the annuitant dies prior to the annuity date, a death benefit will be paid to the person designated as the beneficiary. If the owner of the policy is not the annuitant, such payments made when the annuitant dies do not qualify for the death of owner exception described above, and will be subject to the 10% tax penalty unless the beneficiary is 59½ years old or one of the other exceptions to the penalty applies.
Medicare Tax
Distributions from nonqualified annuity policies are considered "investment income" for purposes of the Medicare tax on investment income of high income individuals.  Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts.  You should consult a tax adviser if this additional tax may apply to you.
Policies Owned By Other Than Natural Persons
Under Section 72(u) of the Code, the investment earnings on purchase payments for the policies will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by qualified plans. Purchasers should consult their own tax counsel or other tax advisor before purchasing a policy to be owned by a non-natural person.

Income Tax Withholding

    Distributions or the portion thereof which is includible in the gross income of the owner may be subject to federal income tax withholding.

Assignment
The assignment, pledge or loan of a non-qualified policy may be a taxable event.  You should contact competent advisors before pledging, assigning or loaning your policy.
The information above describing the taxation of non-qualified policies does not apply to qualified policies.
Qualified Policies
 Because of the minimum purchase payment requirements, the policies may not be appropriate for some periodic payment retirement plans. Benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the annuities offered pursuant to this prospectus. The terms of the plan may limit the rights otherwise available under the policies.
Special Tax Treatment for Lump Sum Distributions from Qualified Plans. If the taxpayer receives an amount from a Qualified Plan issued pursuant to a Qualified Plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment. The plan administrator should provide the taxpayer with information about the tax treatment of a lump sum distribution at the time the distribution is made.
Special Rules for Distributions that are Rolled Over. Special rules apply to a distribution from a contract that relates to a Qualified Plan Contract or a rollover IRA Contract if the distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 calendar days of receipt:
• To a traditional IRA under Section 408 of the Code;
• To another, similar Qualified Plan; or
• To a Section 403(b) Plan or to a 457(b) Governmental Deferred Compensation Plan.
These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a Qualified Plan Contract will be an eligible rollover distribution except to the extent:
• It is part of a series of substantially equal periodic payments made for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his beneficiary under the plan or for a period of more than ten years;
• It is a required minimum distribution under Section 401 (a)(9) of the Code as described below; or
• It is made from a Qualified Plan by reason of a hardship.
The administrator of the applicable Qualified Plan should provide additional information about these rollover tax rules when a distribution is made.
Distributions in the Form of Annuity Payments. If any distribution from a Qualified Plan Contract is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to the taxpayer's "after-tax" contributions to the contract (and any other cost basis in the contract). To the extent the annuity payment exceeds such portion, it is includable in income. The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. If the annuity payments continue after all excludable amounts have been paid, such additional payments will generally be fully included in income.
Penalty Tax on Withdrawals prior to age 59½. Generally, there is a penalty tax equal to 10% of the portion of any payment prior to age 59½ from a Qualified Plan Contract that is included in income. This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are exempted from the 10% penalty are listed below:
• A distribution that is made on or after the date the taxpayer reaches age 59½;
• A distribution that is properly rolled over to a traditional IRA or to another eligible employer plan or accout;

• A distribution that is made on or after the death of the taxpayer;
• A distribution that is made when the taxpayer is totally disabled (as defined in Section 72(m)(7) of the Code);
• A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary under the Qualified Contract (and, with respect to Qualified Plan Contracts, which begin after the taxpayer separates from service with the employer maintaining the plan);
• A distribution that is made to the taxpayer by reason of separation from service with the employer maintaining the plan during or after the calendar year in which the taxpayer reaches age 55;
• A distribution that is made to the taxpayer to the extent it does not exceed the amount allowable as a deduction for medical care under Section 213 of the Code (determined without regard to whether the taxpayer itemizes deductions);
• A distribution that is made to an alternate payee pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code) (not applicable to IRA Contracts);
• Distributions from an IRA Contract for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the taxpayer and his or her spouse and dependents if the taxpayer has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the taxpayer has been re-employed for at least 60 calendar days);
• Distributions from an IRA Contract made to the taxpayer to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the taxpayer for the taxable year; and
• Distributions from an IRA Contract made to the taxpayer which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).
• A Distribution that is converted directly to a Roth IRA.
Required Distributions. A Qualified Plan or IRA Contract (other than a Roth IRA) must meet certain rules concerning required distributions that are set forth in the Code.  Such rules are summarized below:
• For Qualified Plans, required distributions generally must start by April 1 of the calendar year following the later of the calendar year in which the taxpayer reaches age 70½ or the calendar year in which the taxpayer retires;
• For IRA Contracts (other than a Roth IRA), required distributions generally must start by April 1 of the calendar year following the calendar year in which the taxpayer reaches age 70½; and
• When distributions are required under the Code, a certain minimum amount, determined under the Code, must be distributed each year.
In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of the taxpayer's death. The applicable plan documents will contain such rules.
Tax-Deferred Annuities and 401(k) Plans
The Code limits the withdrawal of purchase payments made by owners from certain tax-deferred annuities and 401(k) Plans. Withdrawals can only be made when an owner:
• reaches age 59½;
• leaves his/her job;
• dies; or
• becomes disabled (as that term is defined in the Code).
A withdrawal may also be made in the case of hardship if allowed by the plan; however, the owner can only withdraw purchase payments and not any earnings.  Beginning in 2019, hardship distribution can be made from employer contributions as well as earning on contributions.  Additionally, a withdrawal may be made in situations to which Section 72(t)(2)(G) of the Code applies (regarding individuals called to active duty).

Multiple IRA Contracts
For purposes of determining the tax consequences of any distributions made pursuant to IRAs, SEPs and salary reduction SEPs ("IRA Contracts"), all IRA Contracts are treated as one contract and all distributions during a taxable year are treated as one distribution.
Tax Treatment of Assignments
Contracts issued pursuant to Qualified Plans generally may not be assigned. The assignment or pledge of an IRA Contract or non-qualified policy may be a taxable event. The owner of a contract should consult competent tax advisers before assigning or pledging the contract.
Roth Contributions
The Code allows individuals to make elective contributions on an after-tax basis to a 403(b) Tax Deferred Annuity and a tax-qualified plan with a 401(k) feature if permitted under the terms of the employer's plan or policies. These contributions are added to pre-tax employee contributions for purposes of the individual's elective deferral limits of the Code. Roth contributions and their earnings will be accounted for separately from pre-tax contributions.
Qualified distributions from designated Roth accounts are free from federal income tax. A qualified distribution requires that an individual has held the designated Roth account for at least five years and, in addition, that the distribution is made either after the individual reaches age 59½ or on the individual's death, disability, or hardship event. The 10% penalty tax and the regular exceptions to the 10% penalty tax apply to taxable distributions from a Roth account. Amounts may be rolled over from an individual's designated Roth account to another designated Roth account or a Roth IRA established for the individual.
Currently, we do not permit designated Roth contributions to this policy. However, we may permit policy owners to make Roth contributions in the future.
Individual Retirement Annuities
Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Policies.") Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of policies to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.
Roth IRAs
Individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to an annual maximum established by the Code. Different maximum limitations apply to individuals within different adjusted gross income levels, and catch-up contributions are permitted under certain circumstances.
    Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59½; on the individual's death or disability; or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual or any child, grandchild, or ancestor of such individual or the individual's spouse. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.
Purchasers of policies to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.
Tax-Deferred Annuities/Loans
If a policy is issued pursuant to a 403(b) Tax-Deferred Annuity, the owner may take a loan under the policy if the employer's plan allows, at any time before annuity payments begin. However, no loans will be made during the first policy year. The security for the loan will be the value of the policy invested in the guaranteed interest account. The loan cannot be more than the lesser of $50,000 or one-half of the value of the policy. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan amount is $1,000 (which can be changed at our discretion). You may not make withdrawals while you have an outstanding loan against your policy.
If a loan payment is not made before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding loan balance (principal plus interest) will become due and payable. If the loan payment is not repaid within such time period, the loan balance plus interest will be considered in default and will be treated as taxable income for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the guaranteed interest account will only occur when the taxpayer qualifies for a plan distribution under the Code. If the loan is in default and the taxpayer does not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). A loan is treated as a distribution for tax purposes to the extent the loan amount exceeds the lesser of: (1) the greater of 50% of the Owner's vested account balance or $10,000; or (2) $50,000, reduced by the Owner's highest outstanding loan balance during the preceding 12-month period. If all or a portion of a loan is treated as a distribution, any amounts which are treated as distributions may become taxable and will be subject to income tax and penalties, if applicable.
Tax Deferred Annuities/Trustee to Trustee Transfers to Purchase Permissive Service Credit
If a policy is issued pursuant to a 403(b) Tax-Deferred Annuity, the owner may direct a trustee-to-trustee transfer to a defined benefit governmental plan to purchase permissive service credit with the governmental defined benefit plan.
OTHER INFORMATION
American Fidelity Assurance Company
We are an Oklahoma stock life insurance company organized in 1960.  We are licensed to conduct life, annuity and accident and health insurance business in 49 states, the District of Columbia, Guam and American Samoa.  Our office is located at 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.
We have been a wholly owned subsidiary of American Fidelity Corporation since 1974.  The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership.  William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.  The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.
Separate Account B
We established Separate Account B under Oklahoma insurance law in 1996 to hold the assets that underlie the AFAdvantage™ Variable Annuity policies.  Separate Account B is registered with the SEC as a unit investment trust under the Investment Company Act of 1940; its inception date is October 27, 1997.  The Separate Account is divided into multiple sub-accounts.
    We hold Separate Account B's assets in our name on behalf of Separate Account B, and those assets legally belong to us.  Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct.  All of the income, gains and losses (realized or unrealized) that result from Separate Account B's assets are credited to or charged against Separate Account B without regard to our other income, gains and losses.  We are obligated to pay all benefits and make all payments under the AFAdvantage™ Variable Annuity.

Underwriter
American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The principal business address of American Fidelity Securities, Inc. is 9000 Cameron Parkway, Oklahoma City, Oklahoma  73114.
Legal Proceedings
There are no pending material legal proceedings affecting us, Separate Account B or American Fidelity Securities, Inc.
Financial Statements
    Our financial statements and Separate Account B's financial statements are included in our Statement of Additional Information.  For a free copy of the Statement of Additional Information, call us at 800.662.1113 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@americanfidelity.com.

TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

   Page
General Information About American Fidelity Assurance Company	1
Federal Tax Status	2
Annuity Provisions	4
Offering of the AFAdvantage™ Variable Annuity	4
Underwriter	4
Custodian and Independent Registered Public Accounting Firm	4
Investment Consultant	4
Legal Opinion	4
Financial Statements	4

________________________		PLACE
________________________		STAMP
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American Fidelity Assurance Company
P.O. Box 25520
Oklahoma City, OK 73125-0520

Attention: Annuity Services Department

Please send me the Statement of Additional Information for the following:

□ AFAdvantage™ Variable Annuity □ American Funds Insurance Series® □ BlackRock Variable Series Funds, Inc. □ Dreyfus Stock Index Fund, Inc.	□ Dreyfus Variable Investment Fund □ The Dreyfus Sustainable U.S. Equity Portfolio, Inc. □ Vanguard® Variable Insurance Fund

Name       ________________________________________________________________
(please print)
Address ________________________________________________________________
________________________________________________________________
________________________________________________________________

AFAdvantage Variable Annuity®
issued by
American Fidelity Separate Account B
and
American Fidelity Assurance Company
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2018

This is not a prospectus.   This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2018 for the AFAdvantage™ Variable Annuity.
The Prospectus contains information that a prospective investor should know before investing.  For a copy of the Prospectus,
write to us at:	call us at:	e-mail us at:
P.O. Box 25520 Oklahoma City, Oklahoma 73125-0520	800.662.1113	va.help@americanfidelity.com

AFAdvantage Variable Annuity®
issued by
American Fidelity Separate Account B
and
American Fidelity Assurance Company
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2018

TABLE OF CONTENTS

 Page
General Information About American Fidelity Assurance Company	1
Federal Tax Status	1
Annuity Provisions	2
Offering of the AFAdvantage™ Variable Annuity	4
Underwriter	4
Custodian and Independent Registered Public Accounting Firm	4
Investment Consultant	4
Legal Opinion	4
Financial Statements	4

AFAdvantage Variable Annuity®
issued by
American Fidelity Separate Account B
and
American Fidelity Assurance Company
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2018

GENERAL INFORMATION ABOUT
 AMERICAN FIDELITY ASSURANCE COMPANY
American Fidelity Assurance Company, which was organized in Oklahoma in 1960, is a wholly owned subsidiary of American Fidelity Corporation, an insurance holding company.  The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership.  William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.
FEDERAL TAX STATUS
NOTE: The following is a description of federal income tax law applicable to annuities in general. You should seek competent tax advice regarding the matters discussed in the Prospectus and this Statement of Additional Information. American Fidelity Assurance Company does not guarantee the tax status of the policies. You bear the complete risk that the policies may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
General
American Fidelity Assurance Company is taxed as a life insurance company under the Internal Revenue Code (the "Code"). For federal income tax purposes, Separate Account B is not a separate entity from American Fidelity Assurance Company and its operations form a part of American Fidelity Assurance Company.
Diversification
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the "Treasury Department"). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to you with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities, and securities of other regulated investment companies.

1

The Treasury Department has issued regulations (including Treas. Reg. § 1.817-5) which establish diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.
American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.
The diversification regulations issued by the Treasury Department do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account B will cause the owner to be treated as the owner of the assets of Separate Account B, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.
The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account B resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.
In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account B.
Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.
ANNUITY PROVISIONS
Variable Annuity Payout
An owner may elect a variable annuity payout.  Variable annuity payments reflect the investment performance of the underlying portfolios in accordance with the allocation of the value of the policy to the variable annuity options during the annuity period.  Variable annuity payments are not guaranteed as to dollar amount.
American Fidelity Assurance Company will determine the number of annuity units payable for each payment by dividing the dollar amount of the first annuity payment by the annuity unit value for each applicable sub-account on the annuity date.  This sets the number of annuity units for each applicable sub-account. The number of annuity units payable remains the same unless an owner transfers a portion of the annuity benefit to another variable investment option or to the fixed annuity option.  The dollar amount is not fixed and will change from month to month, depending on the annuity unit value.
The dollar amount of the variable annuity payments for each applicable sub-account after the first payment is determined by multiplying the fixed number of annuity units per payment in each sub-account by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due.  This result is the dollar amount of the payment for each applicable sub-account.  The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the policy maintenance charge.
Variable Annuity Unit
    The value of an annuity unit for each sub-account was arbitrarily set initially at $10.  The annuity unit value at the end of any subsequent valuation period is determined as follows:

2

•	The net investment factor for the current valuation period is multiplied by the value of the annuity unit for the sub-account for the immediately preceding valuation period; and
•	The result is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date.
An owner can choose either a 1%, 3%, or 5% assumed investment rate.  If one is not chosen, the assumed investment rate will be 3%.
The assumed investment rate is the assumed rate of return used to determine the first annuity payment for a variable annuity option.  A higher assumed investment rate will result in a higher first payment; whereas, choosing a lower assumed investment rate will result in a lower first payment.  Payments will increase whenever the actual return exceeds the chosen rate and payments will decrease whenever the actual return is less than the chosen rate.
Fixed Annuity Payout
The dollar amount of each fixed annuity payment will not vary.  The guaranteed annuity payment is based on the guaranteed interest rate stated in the policy issued.

3

OFFERING OF THE AFADVANTAGE™ VARIABLE ANNUITY
American Fidelity Separate Account B offers the AFAdvantage™ Variable Annuity primarily to public school educators in grades K-12 (including school administrators and staff) in order to address their retirement savings and other insurance product needs.  This is accomplished by our sales representatives meeting directly with such educators.
UNDERWRITER
American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The policies are offered on a continuous basis.  The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account B for 2017, 2016 and 2015  were $1,006,032, 835,784 and $731,172, respectively.
CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account B required by Section 31(a) of the Investment Company Act of 1940 is Jeanette Rice, President and Chief Operations Officer of American Fidelity Assurance Company, 9000 Cameron Parkway, Oklahoma City, Oklahoma  73114.
The financial statements of American Fidelity Separate Account B and the financial statements and schedules of American Fidelity Assurance Company included in this Statement of Additional Information have been audited by KPMG LLP, Independent Registered Public Accounting Firm, as stated in its reports appearing herein.  KPMG LLP's address is 210 Park Avenue, Suite 2650, Oklahoma City, Oklahoma  73102.
INVESTMENT CONSULTANT
InvesTrust Consulting, LLC, 5100 N. Classen Blvd., Suite 600, Oklahoma City, Oklahoma 73118, acts as an investment consultant for the registrant and American Fidelity Assurance Company.  Under the Investment Consultant Agreement, from time to time, InvesTrust Consulting, LLC provides certain reports and information to Separate Account B and American Fidelity Assurance Company.  InvesTrust Consulting, LLC is an indirect subsidiary of American Fidelity Corporation, which owns 100% of American Fidelity Assurance Company.
American Fidelity Assurance Company, the separate account's depositor, pays any compensation payable to InvesTrust Consulting, LLC for services provided to Separate Account B.  InvesTrust Consulting received $133,864, $108,715 and $134,327 for services provided to Separate Account B in 2017, 2016 and 2015, respectively.
LEGAL OPINION
McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.
FINANCIAL STATEMENTS
Following are the financial statements of Separate Account B and the financial statements and schedules of American Fidelity Assurance Company.  The financial statements of American Fidelity Assurance Company should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligation under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account B.

4

AMERICAN FIDELITY SEPARATE ACCOUNT B

Financial Statements

December 31, 2017

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors
American Fidelity Assurance Company and
Contract Owners
 American Fidelity Separate Account B:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the American Fund International, BR Advantage US Total Market, BR Basic Value, DR Stock Index, DR Sustainable US Equity, DR Opportunistic Small Cap (commenced operations on October 1, 2017), VG Total Bond Market Index, VG Balanced, VG Capital Growth, VG Total Stock Index and VG Mid Cap Index segregated subaccounts of American Fidelity Separate Account B (Account B) as of December 31, 2017, and the related statements of operations for the period since commencement of operations or the year then ended, the statements of changes in net assets for the period since commencement of operations or for each of the years in the two year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American Fidelity Separate Account B as of December 31, 2017, the results of their operations for the period since commencement of operations or the year then ended,  the changes in their net assets for the period since commencement of operations or for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of Account B's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to Account B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the auditor of one of more American Fidelity Separate Accounts since 1990.

Oklahoma City, Oklahoma
 February 27, 2018

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statement of Assets and Liabilities
December 31, 2017

	Segregated Subaccounts
	American	BR Advantage	BR	DR	DR	DR
	Fund	US Total	Basic	Stock	Sustainable	Opportunistic
	International	Market	Value	Index	US Equity	Small Cap
Investments:
American Fund International (583,543 shares at net asset value
of $21.71 per share) (cost $11,079,268)	$12,668,725	—	—	—	—	—
Blackrock Advantage US Total Market (2,461,311 shares at net
asset value of $25.63 per share) (cost $56,181,617)	—	63,083,402	—	—	—	—
Blackrock Basic Value V.I. Fund (3,538,363 shares at net asset
value of $15.60 per share ) (cost $49,266,066)	—	—	55,198,470	—	—	—
Dreyfus Stock Index Fund (2,358,530 shares at net asset value
of $53.48 per share) (cost $80,483,427)	—	—	—	126,134,190	—	—
Dreyfus Sustainable US Equity (903,268 shares
at net asset value of $40.27 per share) (cost $28,464,918)	—	—	—	—	36,374,615	—
Dreyfus Opportunistic Small Cap (1,689 shares
at net asset value of $60.92 per share) (cost $97,665)	—	—	—	—	—	102,892
Subscription receivable	19,787	31,725	27,564	66,463	11,801	8,239
Receivable for pending investment transactions	3,272	69,711	26,404	24,827	3,677	—
Total assets	12,691,784	63,184,838	55,252,438	126,225,480	36,390,093	111,131
Liabilities:
Payable due to related party	1,561	7,796	6,820	15,580	4,492	12
Payable for pending investment transaction	—	—	—	—	—	8,217
Redemption payable	21,498	93,640	47,148	75,710	10,986	10
Total liabilities	23,059	101,436	53,968	91,290	15,478	8,239
Net assets	$12,668,725	63,083,402	55,198,470	126,134,190	36,374,615	102,892
Accumulation units outstanding	1,044,192	1,339,253	2,090,137	4,369,077	1,648,121	9,593
Accumulation unit value	$12.133	47.103	26.409	28.870	22.070	10.726
See accompanying notes to financial statements.

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statement of Assets and Liabilities
December 31, 2017

	Segregated Subaccounts
	VG Total Bond	VG	VG Capital	VG Total	VG Mid Cap
	Market Index	Balanced	Growth	Stock Index	Index
Investments:
Vanguard Total Bond Market Index (1,519,001 shares at
net asset value of $11.85 per share) (cost $17,965,841)	$18,000,157	—	—	—	—
Vanguard Balanced (3,431,205 shares at net asset value of
$24.80 per share) (cost $71,407,041)	—	85,093,886	—	—	—
Vanguard Capital Growth (1,267,158 shares at net asset value of
$35.12 per share) (cost $32,716,719)	—	—	44,502,600	—	—
Vanguard Total Stock Index (1,400,178 shares at net asset value of
$38.26 per share) (cost $46,652,897)	—	—	—	53,570,793	—
Vanguard Mid Cap Index (741,635 shares at net asset value of
$23.72 per share) (cost $15,835,094)	—	—	—	—	17,591,592
Subscription receivable	16,006	71,895	36,816	35,093	36,419
Receivable for pending investment transactions	—	—	—	—	—
Total assets	18,016,163	85,165,781	44,539,416	53,605,886	17,628,011
Liabilities:
Payable due to related party	2,218	10,497	5,495	6,616	2,172
Payable for pending investment transaction	4,739	43,329	14,994	17,685	22,016
Redemption payable	9,049	18,069	16,327	10,792	12,231
Total liabilities	16,006	71,895	36,816	35,093	36,419

Net assets	$18,000,157	85,093,886	44,502,600	53,570,793	17,591,592
Accumulation units outstanding	1,320,673	3,776,163	1,495,425	4,123,528	1,393,854
Accumulation unit value	$13.630	22.534	29.759	12.991	12.621
See accompanying notes to financial statements.

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statement of Operations
Year ended December 31, 2017

	Segregated Subaccounts
	American	BR Advantage	BR	DR	DR	DR
	Fund	US Total	Basic	Stock	Sustainable	Opportunistic
	International	Market	Value	Index	US Equity	Small Cap
Net investment income (loss):
Investment income distribution from underlying mutual fund	$167,255	547,302	834,118	1,964,076	390,369	—
Less expenses:
Mortality and risk	123,838	713,873	647,932	1,423,284	432,641	161
Administration	14,861	85,665	77,752	170,794	51,917	19
Distribution	9,907	57,110	51,834	113,863	34,611	13
Total expenses	148,606	856,648	777,518	1,707,941	519,169	193
Net investment income (loss)	18,649	(309,346)	56,600	256,135	(128,800)	(193)
Realized gains (loss) on investments:
Realized gains distributions from underlying mutual fund	112,711	11,979,365	2,061,749	2,615,962	2,244,094	—
Proceeds from sales	225,679	1,830,593	2,078,125	3,442,470	1,498,287	8,414
Cost of investments sold	208,801	1,456,805	1,896,510	2,451,426	1,372,410	8,537
Net realized gains (loss) on investments sold	16,878	373,788	181,615	991,044	125,877	(123)
Net realized gains (loss) on investments	129,589	12,353,153	2,243,364	3,607,006	2,369,971	(123)
Unrealized appreciation on investments, end of year	1,589,457	6,901,785	5,932,404	45,650,763	7,909,697	5,227
Unrealized appreciation (depreciation) on investments, beginning of year	(745,100)	12,043,745	4,794,806	29,016,482	5,783,811	—
Change in unrealized appreciation (depreciation) on investments	2,334,557	(5,141,960)	1,137,598	16,634,281	2,125,886	5,227
Net increase in net assets from operations	$2,482,795	6,901,847	3,437,562	20,497,422	4,367,057	4,911
See accompanying notes to financial statements.

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statement of Operations
Year ended December 31, 2017

	Segregated Subaccounts
	VG Total Bond	VG	VG Capital	VG Total	VG Mid Cap
	Market Index	Balanced	Growth	Stock Index	Index
Net investment income (loss):
Investment income distribution from underlying mutual fund	$395,111	1,762,811	391,402	879,542	150,714
Less expenses:
Mortality and risk	213,850	969,186	452,185	595,646	175,229
Administration	25,662	116,303	54,262	71,477	21,028
Distribution	17,108	77,535	36,175	47,652	14,018
Total expenses	256,620	1,163,024	542,622	714,775	210,275
Net investment income (loss)	138,491	599,787	(151,220)	164,767	(59,561)
Realized gains (loss) on investments:
Realized gains distributions from underlying mutual fund	53,193	2,776,661	860,134	2,396,785	550,888
Proceeds from sales	848,408	2,510,114	647,651	1,611,921	491,356
Cost of investments sold	851,608	2,255,795	538,923	1,511,524	475,990
Net realized gains (loss) on investments sold	(3,200)	254,319	108,728	100,397	15,366
Net realized gains on investments	49,993	3,030,980	968,862	2,497,182	566,254
Unrealized appreciation on investments, end of year	34,316	13,686,845	11,785,881	6,917,896	1,756,498
Unrealized appreciation (depreciation) on investments, beginning of year	(99,471)	7,777,273	4,085,146	1,200,084	44,471
Change in unrealized appreciation on investments	133,787	5,909,572	7,700,735	5,717,812	1,712,027
Net increase in net assets from operations	$322,271	9,540,339	8,518,377	8,379,761	2,218,720
See accompanying notes to financial statements.

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2017

	Segregated Subaccounts
	American	BR Advantage	BR	DR	DR	DR
	Fund	US Total	Basic	Stock	Sustainable	Opportunistic
	International	Market	Value	Index	US Equity	Small Cap
Increase in net assets from operations:
Net investment income (loss)	$18,649	(309,346)	56,600	256,135	(128,800)	(193)
Net realized gains (loss) on investments	129,589	12,353,153	2,243,364	3,607,006	2,369,971	(123)
Unrealized appreciation (depreciation) during the year	2,334,557	(5,141,960)	1,137,598	16,634,281	2,125,886	5,227
Net increase in net assets from operations	2,482,795	6,901,847	3,437,562	20,497,422	4,367,057	4,911
Net increase (decrease) in net assets from contract transactions	3,349,031	1,877,029	698,239	3,692,206	(93,046)	97,981
Increase in net assets	5,831,826	8,778,876	4,135,801	24,189,628	4,274,011	102,892
Net assets, beginning of year	6,836,899	54,304,526	51,062,669	101,944,562	32,100,604	—
Net assets, end of year	$12,668,725	63,083,402	55,198,470	126,134,190	36,374,615	102,892
See accompanying notes to financial statements.

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2017

	Segregated Subaccounts
	VG Total Bond	VG	VG Capital	VG Total	VG Mid Cap
	Market Index	Balanced	Growth	Stock Index	Index
Increase in net assets from operations:
Net investment income (loss)	$138,491	599,787	(151,220)	164,767	(59,561)
Net realized gains on investments	49,993	3,030,980	968,862	2,497,182	566,254
Unrealized appreciation during the year	133,787	5,909,572	7,700,735	5,717,812	1,712,027
Net increase in net assets from operations	322,271	9,540,339	8,518,377	8,379,761	2,218,720
Net increase in net assets from contract transactions	1,986,511	5,376,869	7,812,481	2,881,291	4,856,279
Increase in net assets	2,308,782	14,917,208	16,330,858	11,261,052	7,074,999
Net assets, beginning of year	15,691,375	70,176,678	28,171,742	42,309,741	10,516,593
Net assets, end of year	$18,000,157	85,093,886	44,502,600	53,570,793	17,591,592
See accompanying notes to financial statements.

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2016

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2016
	Segregated Subaccounts
	American	BR Advantage	BR	DR	DR
	Fund	US Total	Basic	Stock	Sustainable
	International	Market	Value	Index	US Equity
Increase in net assets from operations:
Net investment income (loss)	$29,587	(555,803)	46,907	504,719	(67,911)
Net realized gains on investments	423,066	1,636,405	1,180,976	4,007,906	3,000,980
Unrealized appreciation (depreciation) during the year	(293,677)	8,598,524	5,988,620	4,755,713	(335,352)
Net increase in net assets from operations	158,976	9,679,126	7,216,503	9,268,338	2,597,717
Net increase (decrease) in net assets from contract transactions	3,095,090	1,502,125	1,013,087	3,369,913	(346,469)
Increase in net assets	3,254,066	11,181,251	8,229,590	12,638,251	2,251,248
Net assets, beginning of year	3,582,833	43,123,275	42,833,079	89,306,311	29,849,356
Net assets, end of year	$6,836,899	54,304,526	51,062,669	101,944,562	32,100,604
See accompanying notes to financial statements.

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements in Changes in Net Assets
Year ended December 31, 2016

	Segregated Subaccounts

	VG Total Bond	VG	VG Capital	VG Total	VG Mid Cap
	Market Index	Balanced	Growth	Stock Index	Index
Increase in net assets from operations:
Net investment income (loss)	$102,918	575,898	(96,919)	(20,807)	(24,217)
Net realized gains on investments	41,628	2,766,080	565,509	1,370,643	447,745
Unrealized appreciation (depreciation) during the year	(54,905)	2,473,938	1,896,553	2,748,492	391,376
Net increase in net assets from operations	89,641	5,815,916	2,365,143	4,098,328	814,904
Net increase in net assets from contract transactions	2,124,659	6,601,883	6,445,942	2,673,736	3,695,367
Increase in net assets	2,214,300	12,417,799	8,811,085	6,772,064	4,510,271
Net assets, beginning of year	13,477,075	57,758,879	19,360,657	35,537,677	6,006,322
Net assets, end of year	$15,691,375	70,176,678	28,171,742	42,309,741	10,516,593
See accompanying notes to financial statements.

AMERICAN FIDELITY SEPARATE ACCOUNT B
Financial Highlights
December 31

	American Fund International
	2017	2016	2015	2014 *	2013
Net assets	$12,668,725	6,836,899	3,582,833	1,029,041	—
Accumulation unit value	12.133	9.298	9.094	9.642	—
Number of accumulation units outstanding	1,044,192	735,319	393,966	106,724	—
Investment income as a percent of average net assets (1)	1.70%	2.08%	2.30%	12.38%	—%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	—
Total return (3)	30.49	2.24	(5.68)	(3.58)	—
	BR Advantage US Total Market
	2017	2016	2015	2014	2013
Net assets	$63,083,402	54,304,526	43,123,275	44,650,207	41,981,721
Accumulation unit value	47.103	41.923	34.417	37.409	36.090
Number of accumulation units outstanding	1,339,253	1,295,328	1,252,969	1,193,572	1,163,249
Investment income as a percent of average net assets (1)	0.96%	0.29%	0.90%	0.27%	0.55%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	12.36	21.81	(8.00)	3.66	40.29
	BR Basic Value V.I.
	2017	2016	2015	2014	2013
Net assets	$55,198,470	51,062,669	42,833,079	44,761,234	39,889,401
Accumulation unit value	26.409	24.767	21.273	22.961	21.203
Number of accumulation units outstanding	2,090,137	2,061,689	2,013,494	1,949,445	1,881,325
Investment income as a percent of average net assets (1)	1.61%	1.60%	3.18%	3.48%	1.53%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	6.63	16.43	(7.35)	8.29	36.02
	DR Stock Index
	2017	2016	2015	2014	2013
Net assets	$126,134,190	101,944,562	89,306,311	87,451,836	77,825,162
Accumulation unit value	28.870	24.112	21.912	21.999	19.689
Number of accumulation units outstanding	4,369,077	4,227,910	4,075,773	3,975,240	3,952,820
Investment income as a percent of average net assets (1)	1.73%	2.03%	1.92%	1.95%	1.87%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	19.73	10.04	(0.40)	11.73	30.06
	DR Sustainable US Equity
	2017	2016	2015	2014	2013
Net assets	$36,374,615	32,100,604	29,849,356	31,628,293	28,961,448
Accumulation unit value	22.070	19.425	17.866	18.734	16.762
Number of accumulation units outstanding	1,648,121	1,652,522	1,670,779	1,688,276	1,727,781
Investment income as a percent of average net assets (1)	1.13%	1.27%	1.74%	1.31%	1.23%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	13.62	8.73	(4.63)	11.77	32.34
	DR VIF Opportunistic Small Cap
	2017 **	2016	2015	2014	2013
Net assets	$102,892	—	—	—	—
Accumulation unit value	10.726	—	—	—	—
Number of accumulation units outstanding	9,593	—	—	—	—
Investment income as a percent of average net assets (1)	—%	—%	—%	—%	—%
Expenses as a percent of average net assets (2)	1.50	—	—	—	—
Total return (3)	7.26	—	—	—	—
	VG Total Bond Market Index
	2017	2016	2015	2014	2013
Net assets	$18,000,157	15,691,375	13,477,075	11,851,783	9,992,149
Accumulation unit value	13.630	13.370	13.245	13.400	12.846
Number of accumulation units outstanding	1,320,673	1,173,619	1,017,533	884,442	777,844
Investment income as a percent of average net assets (1)	2.32%	2.20%	2.42%	2.37%	2.49%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	1.95	0.94	(1.16)	4.31	(3.75)

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B
Financial Highlights
December 31

	VG Balanced
	2017	2016	2015	2014	2013
Net assets	$85,093,886	70,176,678	57,758,879	51,067,754	41,052,983
Accumulation unit value	22.534	19.940	18.234	18.492	17.090
Number of accumulation units outstanding	3,776,163	3,519,363	3,167,734	2,761,586	2,402,214
Investment income as a percent of average net assets (1)	2.28%	2.41%	2.51%	2.74%	2.34%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	13.01	9.36	(1.40)	8.20	18.11
	VG Capital Growth
	2017	2016	2015	2014	2013
Net assets	$44,502,600	28,171,742	19,360,657	11,301,841	5,646,638
Accumulation unit value	29.759	23.448	21.474	21.241	18.207
Number of accumulation units outstanding	1,495,425	1,201,454	901,588	532,074	310,136
Investment income as a percent of average net assets (1)	1.09%	1.08%	0.97%	0.74%	1.01%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	26.92	9.19	1.10	16.66	36.42
	VG Total Stock Index
	2017	2016	2015	2014 *	2013
Net assets	$53,570,793	42,309,741	35,537,677	33,199,692	—
Accumulation unit value	12.991	10.902	9.832	9.944	—
Number of accumulation units outstanding	4,123,528	3,880,966	3,614,458	3,338,668	—
Investment income as a percent of average net assets (1)	1.85%	1.44%	1.32%	—%	—%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	—
Total return (3)	19.16	10.88	(1.13)	(0.56)	—
	VG Mid Cap Index
	2017	2016	2015	2014 *	2013
Net assets	$17,591,592	10,516,593	6,006,322	1,482,746	—
Accumulation unit value	12.621	10.759	9.829	10.123	—
Number of accumulation units outstanding	1,393,854	977,494	611,087	146,477	—
Investment income as a percent of average net assets (1)	1.07%	1.19%	1.03%	—%	—%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	—
Total return (3)	17.31	9.46	(2.90)	1.23	—

*	These segregated subaccounts were added as investment options on December 1, 2014. Investment income and expense ratios are annualized and total return is not annualized.
**	The segregated subaccount was added as an investment option on October 1, 2017. Investment income and expense ratios are annualized and total return is not annualized.
(1)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund divided by the average net assets.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and
	administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to
	contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	The total return for the period indicated, including changes in the value of the underlying fund, reflect deductions for all items included in the
	expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the
	calculation would result in a reduction in the total return presented.

See accompanying notes to financial statements.

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2017

(1)	Summary of Significant Accounting Policies
(a)	General
American Fidelity Separate Account B (Account B) is a separate account of American Fidelity Assurance Company (AFA), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception date of Account B was October 27, 1997; however, no purchases occurred until operations commenced in January 1998. Account B is an investment company and applies the specialized accounting and reporting guidance in ASC Topic 946 Financial Services – Investment Companies.

The assets of each of the segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the segregated subaccounts. Such payments are then invested in the various funds underlying the subaccounts (collectively referred to as the Funds).

One of Account B's subaccounts, the American Fidelity Dual Strategy Fund, Inc., was a mutual fund sponsored by AFA. On November 26, 2014, the American Fidelity Dual Strategy Fund, Inc. was substituted with the Vanguard Total Stock Market Index Fund. Two new sub-accounts, American Fund International and Vanguard Mid-Cap Index, were added on December 1, 2014. Eight sub-accounts were closed on January 20, 2015.  On May 1, 2017 Dreyfus Socially Responsible Growth Fund changed management and name to Dreyfus Sustainable U.S. Equity Portfolio.  BlackRock Value Opportunities Fund changed to BlackRock Advantage U.S. Total Market Fund on June 12, 2017. Effective October 1, 2017 Dreyfus Opportunistic Small Cap Portfolio was added as a new subaccount investment option.

(b)	Investments
Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade‑date basis by the Funds. Income from dividends and gains from realized gain distributions are recorded on the ex‑distribution date.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.

Account B groups its financial assets measured at fair value in three levels, based on inputs and assumptions used to determine the fair value. These levels are as follows:

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including Account B's own assumptions used to determine the fair value of investments).
   There were no transfers of securities from Level 1 to Level 2 or vice versa throughout the year.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2017

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used to value Account B's net assets as of December 31, 2017:

Level 1 – Quoted prices	$512,321,322
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total	$512,321,322

(c)	Income Taxes
Account B is not taxed separately because the operations of Account B are part of the total operations of AFA. AFA files its federal income tax returns, under sections of the Internal Revenue Code (the Code) applicable to life insurance companies, as part of the American Fidelity Corporation and Subsidiaries consolidated federal income tax returns. Account B will not be taxed as a "regulated investment company" under subchapter M of the Code. Based on this, no charge is being made currently to Account B for federal income taxes. AFA will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

The Tax Cuts and Jobs Act of 2017 was enacted on December 22, 2017 and does not impact Account B's tax reporting required by Financial Standards Board (FASB), Accounting Standards Codification (ASC) 740, Income Taxes.

Account B recognizes and measures unrecognized tax positions in accordance with FASB ASC 740. Account B has no unrecognized tax positions at December 31, 2017.

As of December 31, 2017, Account B has no accrued interest and penalties related to unrecognized tax positions. Account B would recognize interest accrued related to unrecognized tax positions in interest expense and penalties accrued in operating expense, should they occur.

The tax years 2014 through 2017 remain open to examination by the major taxing jurisdictions to which Account B is subject. Account B, as part of AFA, is not currently under examination by any taxing authority and does not expect any material changes to its unrecognized tax positions within the next twelve months.

(d)	Annuity Reserves
Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 0% to 5% as regulated by the laws of the respective states.   Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2017

If additional reserves are required, AFA reimburses Account B. At December 31, 2017, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account B held no annuity reserves at December 31, 2017.

(e)	Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)	Variable Annuity Contracts
AFA manages the operations of Account B and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to 0.0004110% of the Funds' daily net assets (0.15% per annum). Distribution fees are equal to 0.0002740% (0.10% per annum). Mortality and expense fees are equal to 0.0034247% of the Funds' daily net assets (1.25% per annum). Policy maintenance charges, which are deducted from contract owners' accounts, are equal to $15 per policy per year after August 1, 2008. Policy maintenance charges are reflected as withdrawal of funds in the accompanying statements of changes in net assets and were as follows for the years ended December 31:

	2017	2016
American Fund International	$21,528	11,333
BR Advantage US Total Market	59,076	52,508
BR Basic Value	33,782	34,802
DR Stock Index	98,023	87,095
DR Sustainable US Equity	25,568	25,885
DR Opportunistic Small Cap	6	—
VG Total Bond Market Index	15,324	13,359
VG Balanced	64,176	60,815
VG Capital Growth	43,442	35,406
VG Total Stock Index	36,955	32,777
VG Mid Cap Index	23,001	13,956

All such fees were paid to AFA.

During the accumulation period, contract owners may partially or totally withdraw from Account B by surrendering a portion or all of their accumulation units. The Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges. These withdrawal charges, assessed through the redemption of units, range from 8% during policy year one to 0% beginning in policy year nine.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2017

(3)	Unit Activity from Contract Transactions
Contract transactions for each segregated subaccount for the years ended December 31, 2017 and 2016 were as follows:

	2017 – Segregated Subaccounts
	American Fund International		BR Advantage US Total Market
	Units	Dollars	Units	Dollars
Payments received	382,470	$4,167,558	136,877	$5,905,317
Withdrawal of funds	(73,597)	(818,527)	(92,952)	(4,028,288)
Net change from contract transactions	308,873	$3,349,031	43,925	$1,877,029

	2017 – Segregated Subaccounts
	BR Basic Value		DR Stock Index
	Units	Dollars	Units	Dollars
Payments received	174,321	$4,341,940	440,675	$11,623,195
Withdrawal of funds	(145,873)	(3,643,701)	(299,508)	(7,930,989)

Net change from contract transactions	28,448	$698,239	141,167	$3,692,206

	2017 – Segregated subaccounts
	DR Sustainable US Equity		DR Opportunistic Small Cap
	Units	Dollars	Units	Dollars
Payments received	104,799	$2,198,287	10,524	$107,041
Withdrawal of funds	(109,200)	(2,291,333)	(931)	(9,060)
Net change from contract transactions	(4,401)	$(93,046)	9,593	$97,981

	2017 – Segregated subaccounts
	VG Total Bond Market Index		VG Balanced
	Units	Dollars	Units	Dollars
Payments received	264,105	$3,579,336	529,500	$11,188,996
Withdrawal of funds	(117,051)	(1,592,825)	(272,700)	(5,812,127)
Net change from contract transactions	147,054	$1,986,511	256,800	$5,376,869

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2017

	2017 – Segregated Subaccounts
	VG Capital Growth		VG Total Stock Index
	Units	Dollars	Units	Dollars
Payments received	377,506	$10,058,298	528,143	$6,300,841
Withdrawal of funds	(83,535)	(2,245,817)	(285,581)	(3,419,550)
Net change from contract transactions	293,971	$7,812,481	242,562	$2,881,291

	2017 – Segregated Subaccounts
	VG Mid Cap Index
	Units	Dollars
Payments received	523,006	$6,106,503
Withdrawal of funds	(106,646)	(1,250,224)
Net change from contract transactions	416,360	$4,856,279

	2016 – Segregated Subaccounts
	American Fund International		BR Advantage US Total Market
	Units	Dollars	Units	Dollars
Payments received	373,810	$3,392,463	155,383	$5,580,396
Withdrawal of funds	(32,457)	(297,373)	(113,024)	(4,078,271)
Net change from contract transactions	341,353	$3,095,090	42,359	$1,502,125

	2016 – Segregated Subaccounts
	BR Basic Value		DR Stock Index
	Units	Dollars	Units	Dollars
Payments received	198,134	$4,372,179	477,646	$10,722,494
Withdrawal of funds	(149,939)	(3,359,092)	(325,509)	(7,352,581)
Net change from contract transactions	48,195	$1,013,087	152,137	$3,369,913

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2017

	2016 – Segregated Subaccounts
	DR Sustainable US Equity		VG Total Bond Market Index
	Units	Dollars	Units	Dollars
Payments received	115,985	$2,097,601	231,789	$3,153,509
Withdrawal of funds	(134,242)	(2,444,070)	(75,703)	(1,028,850)
Net change from contract transactions	(18,257)	$(346,469)	156,086	$2,124,659

	2016 – Segregated Subaccounts
	VG Balanced		VG Capital Growth
	Units	Dollars	Units	Dollars
Payments received	598,144	$11,259,685	378,706	$8,163,516
Withdrawal of funds	(246,515)	(4,657,802)	(78,840)	(1,717,574)
Net change from contract transactions	351,629	$6,601,883	299,866	$6,445,942

	2016 – Segregated Subaccounts
	VG Total Stock Index		VG Mid Cap Index
	Units	Dollars	Units	Dollars
Payments received	534,875	$5,408,232	460,848	$4,663,776
Withdrawal of funds	(268,367)	(2,734,496)	(94,441)	(968,409)
Net change from contract transactions	266,508	$2,673,736	366,407	$3,695,367

(4)	Subsequent Events
Account B has evaluated subsequent events requiring adjustments or disclosure in the financial statements through February 27, 2018 the date the financial statements were issued.

AMERICAN FIDELITY ASSURANCE COMPANY
Statutory Financial Statements and Schedules
December 31, 2017 and 2016
(With Independent Auditors' Report Thereon)

Independent Auditors' Report
The Board of Directors
 American Fidelity Assurance Company:
We have audited the accompanying statutory financial statements of American Fidelity Assurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2017 and 2016, and the related statutory statements of operations, capital and surplus, and cash flow for the years then ended, and the related notes to the statutory financial statements.
Management's Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Oklahoma Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors' Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in note 1 to the statutory financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Oklahoma Insurance Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.
The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles also are described in note 19.

Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of American Fidelity Assurance Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for the years then ended.
Opinion on Statutory Basis of Accounting
In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of American Fidelity Assurance Company as of December 31, 2017 and 2016, and the results of its operations and its cash flow for the years then ended, in accordance with statutory accounting practices prescribed or permitted by the Oklahoma Insurance Department described in note 1.
Other Matter
Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the supplemental schedules of selected financial data, investment risk interrogatories, and summary schedule of investments, is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Oklahoma Insurance Department. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.
/s/KPMG, LLP
Oklahoma City, Oklahoma
 April 18, 2018

AMERICAN FIDELITY ASSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities, and Capital and Surplus
December 31, 2017 and 2016
Admitted Assets	2017	2016
Cash and invested assets:
Bonds, at amortized cost (fair value: $4,259,537,835 and
$3,998,585,286 in 2017 and 2016, respectively)	$4,043,435,952	3,874,796,569
Preferred stocks, at cost (fair value: $5,162,340 and
$4,917,320 in 2017 and 2016, respectively)	4,211,220	4,211,220
Common stocks, at fair value (cost: $13,382,865 and
$14,126,581 in 2017 and 2016, respectively)	23,252,191	23,169,690
Common stock, investment in affiliates at equity value	962,932	880,238
Mortgage loans on real estate	480,274,494	442,601,524
Investment real estate, at cost (less accumulated depreciation of $8,457,362 and $6,293,343 in 2017 and 2016, respectively, and less encumbrances of $32,803,503 and $13,866,070 in
2017 and 2016, respectively)	20,496,168	10,066,258
Policy loans	55,266,258	53,218,030
Cash and short-term investments, at cost, which approximates
fair value	241,831,403	143,509,947
Other invested assets	23,105,556	22,412,589
Total cash and invested assets	4,892,836,174	4,574,866,065
Life insurance premiums and annuity considerations deferred
and uncollected	38,791,158	34,697,971
Accident and health premiums due and unpaid	51,829,866	49,353,222
Investment income due and accrued	40,109,898	40,160,883
Amounts recoverable from reinsurers	1,275,751	2,218,140
Other receivables under reinsurance contracts	11,558,586	12,027,490
Equipment, at cost (less accumulated depreciation of $313,482
in 2017 and $102,467 in 2016)	336,914	943,266
Deferred tax assets	24,838,194	38,338,826
Other assets	53,368,892	46,121,395
Separate Accounts' assets	781,742,340	648,033,770
Total admitted assets	$5,896,687,773	5,446,761,028

AMERICAN FIDELITY ASSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities, and Capital and Surplus
December 31, 2017 and 2016
Liabilities and Capital and Surplus	2017	2016
Aggregate reserves:
Life policies and contracts	$2,328,051,699	2,204,233,575
Accident and health policies	661,508,564	603,063,432
Total aggregate reserves	2,989,560,263	2,807,297,007
Policy and contract claims reserves	106,663,883	120,857,902
Liability for premiums and other deposit funds	8,925,655	9,418,602
Remittances and items not allocated	19,868,845	19,786,365
General insurance expenses, taxes, licenses, and fees
due or accrued	83,886,053	81,916,342
Funds held under coinsurance	724,753,162	732,348,589
Other liabilities	252,992,978	114,744,886
Borrowed money	497,670,254	497,755,108
Separate Accounts' liabilities	781,742,340	648,033,770
Total liabilities	5,466,063,433	5,032,158,571
Capital and surplus:
Common stock, par value $10 per share, 250,000 shares
authorized, issued, and outstanding	2,500,000	2,500,000
Additional paid-in capital	5,887,698	5,804,686
Unassigned surplus	422,236,642	406,297,771
Total capital and surplus	430,624,340	414,602,457
Commitments and contingencies
Total liabilities and capital and surplus	$5,896,687,773	5,446,761,028
See accompanying notes to statutory financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2017, 2016, and 2015
	2017	2016	2015
Income:
Life insurance premiums and annuity considerations	$277,014,197	269,132,871	355,371,149
Accident and health insurance premiums	680,365,036	637,451,328	602,521,311
Net investment income (less investment expenses of $33,617,790,
$32,288,799, and $32,611,100 in 2017, 2016, and 2015, respectively)	178,067,273	175,492,628	173,129,135
Commissions and expense allowances on reinsurance ceded	(9,320,885)	(11,980,402)	(3,156,671)
Other income	48,092,873	44,734,212	41,978,170
Total income	1,174,218,494	1,114,830,637	1,169,843,094
Benefits and other deductions:
Death benefits and matured endowments	25,688,445	27,772,465	21,861,762
Annuity benefits	8,606,590	9,017,760	9,052,529
Accident and health and disability benefits	319,679,930	279,479,902	294,443,710
Interest and adjustments on policy or deposit-type contract funds	413,696	315,282	410,929
Other benefits to policyholders and beneficiaries	121,165,678	106,659,685	107,320,332
Increase in aggregate reserves for future policy benefits	182,263,256	219,515,930	253,238,755
Commissions on premiums and annuity considerations	132,173,398	120,283,886	125,452,653
Commissions and expense allowances on reinsurance assumed	13,378,325	12,339,862	13,360,132
General insurance expenses, taxes, licenses, and fees	261,853,121	231,436,106	226,717,620
Other	6,765,911	1,129,201	3,196,121
Total benefits and other deductions	1,071,988,350	1,007,950,079	1,055,054,543
Net gain from operations before federal income taxes and
net realized capital gains (losses)	102,230,144	106,880,558	114,788,551
Federal income taxes	31,554,611	32,030,414	41,960,713
Net gain from operations before net realized capital gains (losses)	70,675,533	74,850,144	72,827,838
Net realized capital gains (losses), net of federal income tax expense of $9,447,403, $7,278,712, and $1,408,332 in 2017, 2016, and 2015,
respectively (excluding gains of $16,242,903, $12,699,868, and
$5,937,103 transferred to the interest maintenance reserve
in 2017, 2016, and 2015, respectively	(4,477,008)	1,584,125	2,539,254
Net income	$66,198,525	76,434,269	75,367,092
See accompanying notes to statutory financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
Statutory Statements of Capital and Surplus
Years ended December 31, 2017, 2016, and 2015
	2017	2016	2015
Capital and surplus, beginning of year	$414,602,457	408,497,516	380,373,295
Net income	66,198,525	76,434,269	75,367,092
Change in net unrealized capital gains, net of tax benefit (expense)
of $607,835, ($258,915), and $460,208	2,203,033	431,579	(957,954)
for 2017, 2016, and 2015 respectively
Change in net deferred taxes	(32,231,203)	4,865,153	10,913,745
Change in nonadmitted assets	18,927,609	(19,814,729)	(17,390,290)
Change in asset valuation reserve	(2,673,790)	(6,297,898)	(4,035,360)
Dividends to stockholder	(35,000,000)	(45,000,000)	(35,000,000)
Change in liability for reinsurance in unauthorized companies	(1,252,401)	381,660	(488,392)
Correction of error, net of tax expense of $0, $2,528,052, and $0	—	(5,855,896)	—
for 2017, 2016, and 2015, respectively (note 1)
Other changes	(149,890)	960,803	(284,620)
Net change in capital and surplus	16,021,883	6,104,941	28,124,221
Capital and surplus, end of year	$430,624,340	414,602,457	408,497,516
See accompanying notes to statutory financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2017, 2016, and 2015
	2017	2016	2015
Premiums and annuity considerations, net of reinsurance	$939,495,468	900,614,869	957,714,918
Allowances and reserve adjustments on reinsurance ceded	(9,320,885)	(11,980,402)	(3,156,671)
Investment income received	177,655,461	174,392,452	171,805,186
Other income	41,853,449	40,229,702	38,409,872
Life and accident and health claims paid	(355,803,263)	(336,633,908)	(321,908,000)
Surrender benefits and other fund withdrawals paid	(121,043,482)	(106,521,586)	(107,192,389)
Other benefits to policyholders paid	(8,728,786)	(9,155,859)	(9,180,472)
Commissions and other expenses paid	(408,083,202)	(365,788,138)	(347,550,794)
Federal income taxes paid	(35,368,482)	(41,065,332)	(46,764,729)
Dividends paid to policyholders	(795,603)	(488,797)	(532,662)
Net cash from operations	219,860,675	243,603,001	331,644,259
Proceeds from investments sold, matured, or repaid:
Bonds	739,805,969	763,901,133	386,364,794
Stocks	1,549,846	2,514,516	1,388,423
Mortgage loans	51,610,622	50,247,283	52,010,657
Other	33,879,265	2,803,089	111,955
Total investment proceeds	826,845,702	819,466,021	439,875,829
Cost of investments acquired:
Bonds	(883,786,844)	(894,371,627)	(595,564,334)
Stocks	(145,376)	—	(4,000,000)
Mortgage loans	(89,283,592)	(99,568,000)	(90,693,750)
Other	(33,469,917)	(1,940,513)	(5,683,388)
Total investments acquired	(1,006,685,729)	(995,880,140)	(695,941,472)
Net change in policy loans and loans on fund deposits	(2,048,228)	(544,385)	(745,181)
Net cash from investing	(181,888,255)	(176,958,504)	(256,810,824)
Borrowed money		(25,160,319)	(57,918)
Other cash provided	109,354,854	2,963,162	14,176,337
Dividends paid to stockholder	(35,000,000)	(45,000,000)	(35,000,000)
Other cash applied	(14,005,818)	(31,125,621)	(11,739,900)
Net cash from financing and miscellaneous sources	60,349,036	(98,322,778)	(32,621,481)
Net change in cash and short-term investments	98,321,456	(31,678,281)	42,211,954
Cash and short-term investments, beginning of year	143,509,947	175,188,228	132,976,274
Cash and short-term investments, end of year	$241,831,403	143,509,947	175,188,228
See accompanying notes to statutory financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(1)	Significant Accounting Policies
(a)	Business
American Fidelity Assurance Company (AFA or the Company) provides a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. AFA is domiciled in the state of Oklahoma. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.
AFA is licensed in 49 states, as well as the District of Columbia, American Samoa, Puerto Rico, and Guam, with approximately 39% of direct premiums written in Oklahoma, Texas, and California. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, supplemental health, and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA's sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two primary divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax‑sheltered annuities, life insurance, dread disease, and accident only. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliances Division in developing products to meet special situations. The Life Division was formed upon the acquisition of a block of life business in 2000. This division is marketing individual life products through independent brokers in the United States of America and Latin America.
These statutory financial statements were prepared for the purpose of filing with the various state insurance departments.
In 2016, the Company discovered an error in the amounts recorded for group medical payables and receivables related to ceded insurance contracts. The majority of the cumulative amount was created by the application of incorrect contractual percentages on certain arrangements since 2007. The cumulative impact of this error was recorded in 2016 as an adjustment to the beginning of year surplus. The error had accumulated over the 9-year period, thus the misstatement in a single year was not material. The remainder of the cumulative amount resulted from incorrect postings of receivables dating back to 2000. Total impact of the error to 2016 beginning of period capital and surplus was approximately $5,900,000.
(b)	Basis of Presentation
The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Oklahoma Insurance Department, which is a comprehensive basis of accounting other than U.S. generally accepted accounting principles (GAAP). Effective January 1, 2001, the National Association of Insurance Commissioners (NAIC) and the Oklahoma Insurance Department required that insurance companies domiciled in the state of Oklahoma prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual Statements of Statutory Accounting Principles (SSAP) subject to any deviations prescribed or permitted by the Insurance Commissioner of the state of Oklahoma (the Commissioner). There are no differences between the accounting practices prescribed or permitted by the Oklahoma Insurance Department and the accounting practices prescribed and

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

permitted by the NAIC. There have been no permitted practices granted to the Company for 2017, 2016, and 2015 by the Oklahoma Insurance Department.
SSAP differ from GAAP in several respects, which cause differences in reported assets, liabilities, stockholder's equity (statutory capital and surplus), net income, and cash flows. The principal SSAP that differ from GAAP include the following:
•	The financial statements of subsidiaries are not consolidated and are accounted for as investments in common stock.
•
Investments in bonds and preferred stocks are carried amortized cost, cost, or the lower of cost or fair value; under GAAP, investments in bonds and preferred stock, other than those classified as held‑to‑maturity, are carried at fair value.

•
Certain assets (principally certain deferred taxes, furniture, equipment, prepaid expenses, and premiums due from policyholders, agents' balances, and amounts recoverable from reinsurers over 90 days) have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus. Under GAAP, such amounts are carried at amortized cost with the appropriate valuation allowance, when necessary.

•
Aggregate reserves for life, annuities, and accident and health are based on statutory mortality and interest requirements without consideration for anticipated withdrawals except where allowed. Morbidity assumptions are based on the statutory morbidity requirements or Company's experience where allowed. Under GAAP, the reserves are based on either (i) the present value of future benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions that were appropriate at the time the policies were issued or acquired, or (ii) the account value for certain contracts without significant life contingencies.

•
The interest maintenance reserve (IMR) represents the deferral of interest‑related realized gains and losses, net of tax, on primarily fixed maturity investments, which are amortized into income over the remaining life of the investment sold. No such reserve is required under GAAP.

•
Deferred income taxes are recognized for both SSAP and GAAP; however, the amount permitted to be recognized is generally more restrictive under SSAP and the change in deferred taxes is reported as a direct charge to surplus.

•
The asset valuation reserve (AVR) represents a contingency reserve for credit‑related risk on most invested assets of the Company, and is charged to statutory surplus. No such reserve is required under GAAP.

•
Policy acquisition costs are expensed as incurred, while under GAAP, successful acquisition costs are deferred and recognized over either (1) the expected premium‑paying period or (2) the estimated life of the contract.

•	Reserves are reported net of ceded reinsurance; under GAAP, reserves are reported gross with a corresponding reinsurance receivable.
•
A 100% provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers. The change in this provision is credited or charged to unassigned surplus. Under GAAP, a provision is established for uncollectible reinsurance balances with any changes to this provision reflected in earnings for the period.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

•
The statements of operations are different in certain respects, with life and annuity premiums being recognized as revenue when the policies and contracts are issued. Under GAAP, premiums on life insurance policies are recognized when due; premiums on annuity contracts are not recognized as revenue, but as deposits.

•
Revenues for universal life policies and investment products consist of the entire premium received, and benefits represent the death benefits paid and the change in policy reserves, unless the products do not incorporate mortality or morbidity risk. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account values and interest credited to the account values.

•
The statements of cash flow differ in certain respects from the presentation required under GAAP, including the presentation of the changes in cash and short‑term investments instead of cash and cash equivalents. Short‑term investments include securities with maturities, at the time of acquisition, of one year or less. For statutory purposes, there is no reconciliation between net income and cash from operations.

•	A statement of comprehensive income is not required for SSAP reporting.
(c)	Use of Estimates
The preparation of financial statements in conformity with accounting practices prescribed or permitted by the Oklahoma Insurance Department, Annual Statement Instructions, and NAIC Manual requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in the period in which they occur. Principal estimates that could change in the future are the fair value of investments, whether a security is other‑than‑temporarily impaired, and the actuarial assumptions used in establishing policy liabilities.
(d)	Investments in Affiliates, Joint Ventures, Partnerships, or Limited Liability Companies
The statutory financial statements include the Company's investment in its wholly owned subsidiaries. Intercompany accounts and transactions have not been eliminated in the statutory financial statements. The Company's wholly and majority‑owned subsidiaries at December 31, 2017 and 2016 are noninsurance entities that have no significant ongoing operations other than to hold assets that are primarily for the direct or indirect benefit or use of the Company or its affiliates, and are carried at the underlying equity of the respective entity's financial statements adjusted to a statutory basis of accounting.
The Company's investments in joint ventures, partnerships, and limited liability companies are recorded at cost, adjusted for the Company's share of the GAAP basis earnings or losses of the investee, net of any distributions received. Such investments are reported as other invested assets and the related adjustments are reported as unrealized capital gains or losses in surplus.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(e)	Investments
The investment portfolio includes bonds, preferred stocks, common stocks, mortgage loans, real estate, policy loans, other invested assets, and short‑term investments.
Investments are carried in accordance with rules established by the NAIC. Bonds are carried at cost, adjusted where appropriate for accretion of premium or amortization of discount using the scientific interest method and taking into consideration stated interest and principal provisions. Additionally, bonds rated as NAIC 6 are carried at the lower of their cost or fair market value. Preferred stocks are carried at the lower of cost or fair value since there is no premium or discount. Common stocks are carried at fair value. Policy loans are stated at their aggregate unpaid balances. Mortgage loans on real estate are stated at their aggregate unpaid balances. Real estate held for investment is carried at cost less accumulated depreciation and encumbrances. Encumbrances as of December 31, 2017 and 2016 were approximately $32,803,503 and $13,866,000, respectively. The promissory note bears interest at 4.32% and is due in monthly installments of approximately $103,000 (including interest) to 2022. Property occupied by the Company is carried at cost, less accumulated depreciation.
Realized gains or losses are determined on the specific identification basis. Unrealized gains and losses on common stocks of affiliates and nonaffiliates are accounted for as direct increases or decreases in surplus.
Because the Company's primary business is in the insurance industry, the Company holds a significant amount of assets that it intends to match with its liabilities in relation to maturity and interest margin. In order to maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe that the Company has any significant concentrations of credit risk in its investments.
The Company generally does not invest in any low investment‑grade high‑yield investment bonds (junk bonds). Certain bonds are guaranteed by the U.S. government. The Company limits its risks by investing in bonds and stocks of rated companies, mortgage loans adequately collateralized by real estate, selective real estate supported by appraisals, and policy loans collateralized by policy cash values. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the credit worthiness of the mortgagees and/or tenants and independent appraisals.
The maximum and minimum lending rates for mortgage loans originated during 2017 were 4.70% and 4.00%, respectively. The maximum and minimum lending rates for mortgage loans originated during 2016 were 4.70% and 4.00%, respectively. The maximum and minimum lending rates for mortgage loans originated during 2015 were 4.66% and 4.13%, respectively. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 80% during 2017, 2016, and 2015. During 2017, 2016, and 2015, the Company did not reduce interest rates on any outstanding mortgage loans. The Company held no mortgages with interest more than 180 days past due or impaired mortgage loans.
For loan‑backed securities, the Company has elected to use the carrying value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. In 2017, 2016, and 2015, the Company had no changes from the retrospective to prospective methodology due to negative yield on specific securities. Prepayment assumptions for single class and

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

multiclass mortgage‑backed/asset‑backed securities were obtained from broker‑dealer survey values or internal estimates.
The Company periodically reviews its investment portfolio to determine if provisions for possible losses or provisions for other‑than‑temporary impairment (OTTI) are necessary. In connection with this determination, management reviews published market values, credit ratings, independent appraisals, expected cash flows, and other valuation information. Securities with impairments are written down to the present value of expected cash flows to be collected rather than fair value unless the Company has the intent to sell or inability to retain the security until recovery of amortized cost. For the year ended December 31, 2017, the Company recorded approximately $5,000,000 of OTTI. For the year ended December 31, 2016, the Company recorded approximately $157,000 of OTTI. For the year ended December 31, 2015, the Company recorded $0 of OTTI.  While management believes that no additional provisions for OTTI are currently necessary, adjustments may be necessary in the future due to changes in economic conditions. In addition, regulatory agencies periodically review investment valuation as an integral part of their examination process. Such agencies may require the Company to recognize adjustments based upon available information and judgments of the regulatory examiners at the time of their examination.
(f)	Equipment
Equipment consists of electronic data processing equipment and is stated at cost less accumulated depreciation. Equipment is depreciated on a straight‑line basis using estimated lives of five to ten years. Additions, renewals, and betterments are capitalized. Expenditures for software, maintenance, and repairs are expensed. Upon retirement or disposal of an asset, the asset and related accumulated depreciation are eliminated and any related gain or loss is included in income.
(g)	Company‑Owned Life Insurance
The Company is the owner of three single premium insurance policies and one group variable life insurance policy for certain current executives of the Company, where the Company is the beneficiary. These policies, accounted for using the investment method, were purchased in 2010 and in 2014. The policies are recorded in other assets at their net cash surrender values, as reported by the four issuing insurance companies, whose Standard & Poor's financial strength ratings are AA+ for the single premium insurance policies and A for the group variable life insurance policy. The net cash surrender values totaled approximately $34,812,000 and $33,896,000 as of December 31, 2017 and 2016, respectively. The face value (death benefit) of the life insurance policies underlying the contracts was approximately $80,488,000 and $80,510,000 as of December 31, 2017 and 2016, respectively.
(h)	Premiums
Life premiums are recognized as revenue when the policy is written and on each anniversary date thereafter. Accident and health premiums are recognized when due from the policyholder. Both life and accident and health premiums are increased by reinsurance premiums assumed and reduced by reinsurance premiums ceded. Contracts issued that do not incorporate mortality or morbidity risk are not accounted for as insurance contracts. Amounts received as payments for such contracts are recorded as direct increases to the policy reserves.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

The Company estimates accrued retrospective premium adjustments (premium rate stabilization) for certain contracts in its group health and group life business based on contractually determined formulas by group. The amount of net premiums written by the Company for the years ended December 31, 2017, 2016, and 2015 that were subject to retrospective rating features was approximately $199,00, $214,000 and $226,000, respectively, which represented approximately 0.05%,  0.06%, and 0.07% of net premiums written for group health and group life products in 2017, 2016, and 2015. No other net premiums written by the Company were subject to retrospective rating features.
(i)	Reinsurance
The Company accounts for reinsurance transactions as prescribed by the applicable accounting standards, which require the reporting of reinsurance transactions relating to the statements of admitted assets, liabilities, and capital and surplus on a net basis and precludes immediate gain recognition on reinsurance contracts.
(j)	Income Taxes
Current income taxes incurred includes current income taxes for the amount of federal income taxes paid or payable for the current year. These amounts are determined based on estimates of federal income taxes for the current year, including tax contingencies and benefits. The Company's current tax recoverable is reported as a component of other assets and current tax payable is reported as a component of other liabilities. The changes in current taxes are reflected in the statutory statements of operations.
Deferred income tax assets and liabilities are determined based on differences between statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as operating loss, capital loss, and tax credit carryforwards. Temporary differences related to AVR and IMR are not included in the determination of gross deferred income taxes while temporary differences for unrealized gains/losses and nonadmitted assets are included. Gross deferred tax assets are reduced by a valuation allowance if it is more-likely-than-not (i.e. greater than 50% likelihood) that some portion or all of the gross deferred tax assets will not be realized. The deferred tax assets and liabilities are measured using federal enacted tax rates. Deferred income tax assets are limited as to their admissibility. The changes in net deferred tax assets and liabilities are reflected in surplus. The Company's net admitted deferred tax assets are reported as a component of other assets.
(k)	Policy Liabilities
Aggregate reserves for life policies and contracts include reserve amounts principally for life insurance policies, payout annuity policies, and disability insurance policies. The life insurance reserves are principally based on the 1941, 1958, 1980, 2001 and 2017 Commissioners Standard Ordinary (CSO) mortality tables, and are established with interest rate assumptions ranging from 2.0% to 6.0%. Annuity insurance reserves are established with interest rate assumptions ranging from 3.0% to 8.8%. Disability reserves are principally based on the 2012 Group Long Term Disability Table, with adjustments for actual Company experience. The tabular interest, tabular less actual reserves released, and the tabular cost have been determined by formula. Aggregate reserves for accident and health policies include the present value of amounts not yet due on claims, additional reserves, and unearned premiums.
Policy and contract claims reserves include a provision for reported claims and claims incurred but not reported. The provision for claims incurred but not reported is estimated based primarily on Company experience. Although these provisions are the Company's best estimate of the ultimate value, the actual results may vary from these values.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

Liability for premiums and other deposit funds include reserves for qualified before tax annuities and other accumulation policies that do not subject the Company to any risks from policyholder mortality and morbidity. Such reserves are established using guaranteed interest rates of 3.0% to 7.5%.
The Company has a significant amount of allocated deferred annuity contracts with life contingencies. The liability for these contracts is recorded as aggregate reserves for life policies and contracts. The Company also has annuities certain without life contingencies. The liability for these contracts is recorded as a liability for premiums and other deposit funds.
The Company started issuing business in 2017 on the 2017 CSO table for life products where approved. There were two valuation basis changes for reserves in 2016. Disability reserves moved from the 1987 Commissioners Group Disability Table to the 2012 Group Long Term Disability Table. Group term life waiver of premium reserves moved from the 1952 Disability Study, period 2, with the 1958 CSO mortality table to the 2005 Group Term Life Waiver Reserve Table.
The Company waives deduction of deferred fractional premiums upon death of the insured, and returns any portion of the final premium beyond the month of death for policies developed and issued subsequent to December 1977.
Surrender values are not promised in excess of the legally computed reserves.
Extra premiums are charged for substandard lives in addition to the regular gross premium for the true age.
Mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding in addition one‑half of the extra premium charge for the year.
The Company had approximately $1,570,099,000 and $1,713,192,000 of insurance in force (after reinsurance ceded) for which the gross premiums are less than the net premiums according to the standard valuation set by the state of Oklahoma at December 31, 2017 and 2016, respectively.
The Company had approximately $43,876,000 and $233,798,000 as of December 31, 2017 and 2016, respectively, of annuity actuarial reserves and deposit liabilities that were subject to discretionary withdrawal at book value less current surrender charge of 5% or more. As of December 31, 2017 and 2016, the Company has approximately $774,454,000 and $642,626,000, respectively, of annuity actuarial reserves and deposit liabilities that were subject to discretionary withdrawal at market value where the withdrawal of the funds is payable at the current market value of the assets supporting the liabilities. Annuity reserves and deposit liabilities that were subject to discretionary withdrawal at book value without adjustment were approximately $1,793,827,000 and $1,503,635,000 as of December 31, 2017 and 2016, respectively. There were approximately $56,759,000 and $65,115,000 of annuity reserves and deposit liabilities that are not subject to discretionary withdrawal at December 31, 2017 and 2016, respectively. At December 31, 2017 and 2016, the total gross annuity actuarial reserves and deposit liabilities were approximately $2,668,916,000 and $2,445,174,000, respectively, and the net annuity actuarial reserves and deposit liabilities were approximately $2,663,595,000 and $2,439,593,000, respectively. The ceded amount of annuity actuarial reserves and deposit liabilities was approximately $5,321,000 and $5,581,000 as of December 31, 2017 and 2016, respectively. The Company's earnings related to these products are impacted by conditions in the overall interest rate environment.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(l)	Capital and Surplus
Capital and surplus of the Company is restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the respective state insurance department, dividends that can be paid are generally limited to the greater of 10% of statutory capital and surplus or the statutory net gain from operations before net realized capital gains/losses reported for the previous calendar year. The maximum dividend payout, which may be made without prior approval in 2017, is approximately $70,676,000.
The Oklahoma Insurance Department has adopted Risk‑Based Capital (RBC) requirements for life insurance companies. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. RBC provides for surplus formulas similar to target surplus formulas used by commercial rating agencies. The formulas specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk, and are set forth in the RBC requirements. The Company has calculated RBC in accordance with the NAIC's Model Rule and RBC rules as adopted by the Oklahoma Insurance Department. The RBC, as calculated by the Company, exceeds levels requiring Company or regulatory action at December 31, 2017 and 2016.
(m)	Separate Accounts
The Company maintains a separate account under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A). Account A was formerly known as American Fidelity Variable Annuity Fund A, and operated as an open‑end diversified management investment company from 1968 to 1998. Effective January 1, 1999, it was converted to a unit investment trust separate account, and it transferred its investment portfolio to the American Fidelity Dual Strategy Fund, Inc. (the Fund), an open‑end investment company sponsored by AFA, in exchange for shares of the Fund.
On November 25, 2014, Account A's investment in the Fund was substituted with the Vanguard Total Stock Market Index Fund. Under Oklahoma law, the assets of Account A are segregated from the Company's assets, are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.
The Company also maintains separate accounts under Oklahoma insurance law designated as American Fidelity Separate Account B (Account B) and American Fidelity Separate Account C (Account C). Account B and Account C are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of each of the ten (10) segregated subaccounts of Account B and the ten (10) segregated subaccounts of Account C are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.
The separate accounts maintained by the Company represent funds for nonguaranteed variable annuities. The assets of these accounts are carried at market value. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. These variable annuities generally provide an incidental death benefit of the greater of the account value or the premium paid. The minimum guaranteed death benefit reserve is held in the Company's general account. For the years ended December 31, 2017, 2016, and 2015, the amount of premiums, considerations, or deposits for the year was approximately $74,957,000, $67,998,000, and $74,568,000 respectively.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
(2)	Admitted and Nonadmitted Assets
Assets in the statutory statements of admitted assets, liabilities, and capital and surplus are stated at admitted asset values, which are the values permitted to be reported in the annual report to the Oklahoma Insurance Department. All other assets are "nonadmitted assets" and are excluded from the statutory statements of admitted assets, liabilities, and capital and surplus by a charge to surplus. Nonadmitted assets as of December 31 are as follows:
(3)	Fair Value of Financial Instruments
A summary of the Company's financial instruments and the fair value estimates, methods, and assumptions is set forth below:

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(a)	Cash and Short‑Term Investments and Investment Income Due and Accrued
The carrying amounts of the financial instruments listed above approximate their fair values because they mature within a relatively short period of time, and do not present unanticipated credit concerns.
(b)	Bonds, Common Stocks and Preferred Stocks
For fixed maturities and marketable equity securities, for which market quotations generally are available, the Company primarily uses independent pricing services to assist in determining fair value measurements. When the fair value of certain securities is not readily available, the fair value estimates are based on quoted market prices of similar instruments adjusted for the differences between the quoted instruments and the instruments being valued, or fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with comparable maturities as the investments being valued. The Company's investments also include certain less liquid or private fixed maturity debt securities, such as private placements and certain structured notes. Valuations are estimated based on nonbinding broker prices or valuation models discounted cash flow models and other similar techniques that use observable or unobservable inputs and are considered Level 3.
The fair value of equity securities unaffiliated investments of the Company is based on quotations from independent pricing services, bid prices published in financial newspapers, or bid quotations received from securities dealers. Equity securities affiliated are reported at book value, which approximates fair value.
(c)	Mortgage Loans on Real Estate
Fair values are estimated for portfolios of loans with similar characteristics. Commercial mortgage loans have average net yield rates of 4.66% and 4.88% for December 31, 2017 and 2016, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market discount rates of 4.36% and 4.30% for December 31, 2017 and 2016, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.
(d)	Policy Loans
Policy loans have average interest yields of 5.97% and 6.19% as of December 31, 2017 and 2016, respectively, and have no specified maturity dates. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that the Company has in force and cannot be valued separately; therefore, are not presented in the previous table.
(e)	Certain Policy Liabilities
Certain policies sold by the Company are investment‑type contracts. These liabilities are segregated into two categories: premiums and other deposit funds and immediate annuities. These liabilities are further defined to segregate the deferred annuity contract with life contingencies, which are reported as aggregate reserves for life policies and contracts. The fair value of aggregate reserves for life policies and contracts is estimated as the fund value of each policy less applicable surrender charges. The fair value of the immediate annuities without life contingencies and premiums and other deposit funds is

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions.
	2017		2016
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
Aggregate reserves
for life policies
and contracts	$1,831,470,989	1,830,296,090	1,736,200,804	1,734,971,155
Annuities	25,516,617	28,095,814	27,425,979	31,111,980
(f)	Borrowed Money
The fair value of the Company's notes payable is estimated by the present value of a stream of future expected cash flows using an appropriate discount rate. Discount factors are based on the LIBOR/Swap curve.
(g)	Limitations
Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These fair value estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the fair value estimates.
(h)	Fair Value Hierarchy
The following are the levels of hierarchy and a description of the type of valuation inputs that are used to establish each level:
Level 1 inputs are quoted in active markets for identical securities.
Level 2 inputs are other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 inputs are significant unobservable inputs (including the Company's own assumptions used to determine the fair value of investments).

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

Assets that are recorded at fair value are categorized into a three‑level fair value hierarchy as required by SSAP No. 100, Fair Value Measurements. The balances of these assets as of December 31, 2017 are as follows:

	Level 1	Level 2	Level 3	Total
Assets recorded at fair value:
Bonds – industrial and
miscellaneous	$20,093,868	2,790,676	1,781,086	24,665,630
Common stock – unaffiliated	23,095,464	156,727	—	23,252,191
Common stock – affiliated	—	962,932	—	962,932
Total assets at
fair value	$43,189,332	3,910,335	1,781,086	48,880,753

The following table presents the change for the year ended December 31, 2017 in the assets measured at fair value using unobservable inputs (Level 3):

Loan-backed
securities
Beginning balance	$1,835,158
Transfers in	—
Transfers out	—
Total gain (loss) included in net income	90,188
Total gain (loss) included in surplus	5,941
Purchases	—
Issuances	—
OTTI	—
Sales	(150,201)
Settlements	—
Ending balance	$1,781,086

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

Assets that are recorded at fair value are categorized into a three level fair value hierarchy as required by SSAP No. 100, Fair Value Measurements. The balances of these assets as of December 31, 2016 are as follows:
	Level 1	Level 2	Level 3	Total
Assets recorded at fair value:
Bonds – industrial and
miscellaneous	$—	2,298,479	1,835,158	4,133,637
Common stock – unaffiliated	23,079,080	90,610	—	23,169,690
Common stock – affiliated	—	880,238	—	880,238
Total assets at
fair value	$23,079,080	3,269,327	1,835,158	28,183,565

The following table presents the change for the year ended December 31, 2016 in the assets measured at fair value using unobservable inputs (Level 3):

Loan-backed
securities
Beginning balance	$1,758,289
Transfers in	—
Transfers out	—
Total gain (loss) included in net income	138,396
Total gain (loss) included in surplus	168,960
Purchases	—
Issuances	—
OTTI	—
Sales	(230,487)
Settlements	—
Ending balance	$1,835,158

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(4)	Investments

	2017	2016	2015
Interest on bonds	$175,570,134	176,503,325	172,190,442
Dividends on preferred and common stocks	312,896	311,726	72,327
Interest on mortgage loans	24,897,481	22,993,619	23,408,487
Investment real estate income	6,844,174	3,987,896	4,414,194
Interest on policy loans	3,240,046	3,274,867	3,176,054
Interest on cash and short-term investments and other	820,332	709,994	2,478,731
	211,685,063	207,781,427	205,740,235
Less investment expenses	33,617,790	32,288,799	32,611,100
Net investment income	$178,067,273	175,492,628	173,129,135
Investment income for the years ended December 31 is summarized below:
Realized gains (losses) for the years ended December 31 consisted of the following:
	2017	2016	2015
Bonds	$25,901,289	20,855,691	9,467,453
OTTI	(5,000,000)	(157,009)	—
	20,901,289	20,698,682	9,467,453
Common stocks of nonaffiliates	660,753	1,074,925	546,474
Real estate	—	—	61,765
Other capital loss	(348,744)	(210,902)	(191,003)
Total realized gains before federal income
taxes and IMR transfers	21,213,298	21,562,705	9,884,689
Federal income tax expense	9,447,403	7,278,712	1,408,332
Less IMR transfers	16,242,903	12,699,868	5,937,103
Net realized gains (losses)	$(4,477,008)	1,584,125	2,539,254
The gross unrealized gains on common stocks of nonaffiliates were approximately $9,869,000, $9,052,000, and $8,675,000 in 2017, 2016, and 2015, respectively. The gross unrealized losses on common stocks of nonaffiliates were approximately $0, $9,400, and $10,000 in 2017, 2016, and 2015, respectively.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

The carrying value and estimated fair value of bonds, preferred stock, and common stock at December 31 are as follows:
	2017
	Carrying	Gross	Gross
	value/	unrealized	unrealized
	cost	gains	losses	Fair value
U.S. Treasury
securities	$1,020,393	29,798	(3,121)	1,047,070
U.S. government
agency obligations	3,874,559	317,184	—	4,191,743
Special revenue	392,916,263	11,535,015	(11,585,348)	392,865,930
States, territories, and
political subdivisions	407,706,187	36,524,506	(95,260)	444,135,433
Foreign government	28,230,642	2,138,829	—	30,369,471
Corporate bonds	2,310,659,850	162,459,563	(10,296,017)	2,462,823,396
Loan-backed securities	878,934,190	30,953,824	(5,877,090)	904,010,924
SVO Identified Funds	20,093,868	—	—	20,093,868
Total bonds	4,043,435,952	243,958,719	(27,856,836)	4,259,537,835
Preferred stocks	4,211,220	951,120	—	5,162,340
Common stocks - unaffiliated	13,382,865	9,869,326	—	23,252,191
Common stocks - affiliated	103,902	859,030	—	962,932
Total stocks	17,697,987	11,679,476	—	29,377,463
Total	$4,061,133,939	255,638,195	(27,856,836)	4,288,915,298

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

The NAIC fair value of total bonds is approximately $5,802,000 more and $1,626,000 less than the estimated fair value in the tables above at December 31, 2017 and 2016, respectively.
The carrying value and estimated fair value of investments in bonds at December 31, 2017, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying
	value	Fair value
Due in one year or less	$50,210,626	50,966,887
Due after one year through five years	519,141,836	539,804,342
Due after five years through ten years	1,006,602,765	1,051,726,840
Due after ten years	1,568,452,667	1,692,934,974
Loan-backed securities	878,934,190	904,010,924
SVO Identified Funds	20,093,868	20,093,868
	$4,043,435,952	4,259,537,835

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

Proceeds from sales of bonds during 2017, 2016, and 2015 were approximately $423,619,000, $260,277,000, and $146,704,000 respectively. Gross realized gains of approximately $14,693,000, $16,506,000, and $9,167,000 and gross realized losses of approximately $279,000, $65,000, and $4,024,000 respectively, were realized on those sales. In addition, the Company realized net gains of approximately $11,487,000, $4,415,000, and $4,324,000 on bonds that were called or prepaid in 2017, 2016, and 2015, respectively.
Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2017 were as follows:
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
U.S. Treasury securities	$—	—	497,578	(3,121)	497,578	(3,121)
Special revenue	30,779,623	(254,366)	225,163,292	(11,330,982)	255,942,915	(11,585,348)
States and territories	—	—	2,910,418	(95,260)	2,910,418	(95,260)
Foreign government	—	—	—	—	—	—
Corporate bonds	106,138,114	(1,170,655)	219,411,904	(9,125,362)	325,550,018	(10,296,017)
Loan-backed securities	96,534,855	(1,221,735)	120,167,845	(4,655,355)	216,702,700	(5,877,090)
Total	233,452,592	(2,646,756)	568,151,037	(25,210,080)	801,603,629	(27,856,836)
Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2016 were as follows:
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
U.S. Treasury securities	$498,946	(2,737)	—	—	498,946	(2,737)
Special revenue	226,415,082	(19,710,899)	14,850,870	(130,448)	241,265,952	(19,841,347)
States and territories	6,777,080	(330,016)	22,252,657	(408,804)	29,029,737	(738,820)
Foreign government	—	—	—	—	—	—
Corporate bonds	270,916,852	(10,176,304)	455,605,527	(27,065,771)	726,522,379	(37,242,075)
Loan-backed securities	214,096,192	(6,177,772)	15,750,122	(3,318,505)	229,846,314	(9,496,277)
Total	$718,704,152	(36,397,728)	508,459,176	(30,923,528)	1,227,163,328	(67,321,256)
The unrealized losses in U.S. Treasury securities, obligations of U.S. government agencies and states and territories, and foreign government securities are due to interest rate fluctuations, which result in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising interest rate environment. The Company expects the unrealized losses to reverse as the securities shorten in duration and mature, and because the Company has the ability to hold these investments and does not intend to sell until a market price recovery or maturity, these investments are not considered other‑than‑temporarily impaired.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

The investments included in states, territories, and political subdivisions are high‑grade investment quality and have unrealized losses due to an increase in interest rates since acquisition. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other‑than‑temporarily impaired.
The investments included in special revenue securities are comprised of general obligations of U.S. government sponsored agencies for which the U.S. government is indirectly obligated. The unrealized loss is due to interest rate fluctuations, which result in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising interest rate environment. The Company expects the unrealized losses to reverse as the securities shorten in duration and mature and because the Company has the ability to hold these investments to maturity and does not intend to sell until a market price recovery or maturity, these investments are not considered other‑than‑temporarily impaired.
The investments included in corporate securities are comprised of corporate bonds. The unrealized loss is due to the current market and economic environment, which is affecting corporate credit ratings and changes in sector spreads. The unrealized loss may continue and may become more severe if the economy continues to trend downward or interest rates rise. Because the decline in fair value is attributable to economic changes and a slight decline in credit quality, and because the Company expects all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other‑than‑temporarily impaired.
The investments included in loan‑backed securities are comprised of U.S. government‑sponsored agency mortgage‑backed securities for which the U.S. government is not directly obligated, and private label whole loan collateralized mortgage obligations. The unrealized losses on these securities are a result of the current market and economic conditions that are affecting the mortgage‑backed sector. The credit quality on some mortgage‑backed bonds has declined due to the larger number of home defaults. Because the decline in fair value is attributable mainly to changes in market and economic conditions and the Company believes all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other‑than‑temporarily impaired. When the Company believes it will not receive all contractual cash flows, the securities are considered other‑than‑temporarily impaired.
At December 31, 2017 and 2016, investments with carrying values of approximately $2,985,000 and $2,916,000, respectively, were on deposit with state insurance departments as required by statute.
The Company has no direct exposure to subprime mortgage loans. An extensive pre‑purchase analysis is performed on every loan‑backed security. By purchasing only AAA agency mortgage‑backed securities and AAA collateralized mortgage‑backed whole loan securities, direct exposure to sub‑prime mortgages is virtually eliminated. The unrealized losses on these securities are a result of the current market and economic conditions that are affecting the mortgage‑backed sector. The credit qualities on some mortgage‑backed bonds have begun to decline due to the large number of home mortgage defaults. Because the decline in fair value is attributable mainly to changes in market and economic conditions and only due slightly to a lessening of credit, the Company believes most contractual cash flows will be received.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(5)	Separate Accounts
The Company utilizes Separate Accounts to record and account for variable annuity business. In accordance with the Insurance Code of the State of Oklahoma, variable annuities are supported for separate account classification by Title 36, Chapter 2, Section 6061. As of December 31, 2017 and 2016, the Company Separate Account statement included legally insulated assets of approximately $781,742,000 and $648,034,000, respectively, attributed to variable annuity contracts. The Separate Accounts held by the Company represent nonguaranteed variable annuity funds. The Company does not have a securities lending program.
The assets of these accounts are carried at fair market value. The net investment experience of the Separate Accounts is credited directly to the policyholder and can be positive or negative. These variable annuities generally provide an incidental death benefit of the greater of account value or premium paid. The minimum guaranteed death benefit reserve is held in Exhibit 5, Miscellaneous Reserves Section, of the Company's general account annual statement.
				2017	2016	2015
1.	Premiums, considerations, or deposits for
	year ended December 31			$74,957,069	67,998,082	74,568,350
2.	Reserves at December 31:
	For accounts with assets at:
		a.	Fair market value	$78,174,340	648,033,770	558,314,969
		b.	Amortized cost	—	—	—
		c.	Total reserves	$78,174,340	648,033,770	558,314,969
3.	By withdrawal characteristics:
	a.	Subject to discretionary withdrawal		$—	—	—
	b.	With market value adjustment		—	—	—
	c.	At book value without market value adjustment
		and with current surrender charge of 5% or more		—	—	—
	d.	At fair market value		781,742,340	648,033,770	558,314,969
	e.	At book value without market value adjustment
		and with current surrender charge of 5%		—	—	—
	f.	Subtotal		781,742,340	648,033,770	558,314,969
	g.	Not subject to discretionary withdrawal		—	—	—
	h.	Total		$781,742,340	648,033,770	558,314,969
4.	Reserves for asset default risk in lieu of AVR			$—	—	—

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

Reconciliation of net transfers to or (from) Separate Accounts.
				2017	2016	2015
1.	Transfers as reported in the summary of operations of
	the separate accounts statements:
	a.	Transfers to separate accounts		$75,624,877	68,594,854	75,102,615
	b.	Transfers from separate accounts		50,877,654	45,344,768	150,019,091
	c.	Net transfers to or (from)
		separate accounts (a)-(b)		24,747,223	23,250,086	(74,916,476)
2.	Reconciling adjustments:
	a.	Plus net investment income (expense)		118,997,712	74,632,055	(7,439,427)
	b.	Less increase (decrease) in liability for premiums		133,456,449	89,387,684	(90,434,224)
	c.	Plus change in expense allowance		1,628,734	1,182,735	(919,357)
	d.	Less fees for investment management
		and administration		10,288,486	8,494,457	8,078,321
3.	Transfers as reported in the summary of operations of
	the life, accident and health annual statement:			—	—	—
		a.	(1c) + (2)	$1,628,734	1,182,735	(919,357)
(6)	Liability for Accident and Health Reserves
Accident and health reserve activity for the years ended December 31, 2017, 2016, and 2015 was as follows:
	2017	2016	2015
Liability beginning of year, net of reinsurance	$471,470,553	456,563,871	447,297,390
Incurred related to:
Current year	385,359,058	379,400,106	364,072,525
Prior years	(34,022,788)	(51,124,835)	(61,471,669)
Total incurred	351,336,270	328,275,271	302,600,856
Paid related to:
Current year	193,002,436	189,306,565	173,031,400
Prior years	138,664,942	124,062,024	120,302,975
Total paid	331,667,378	313,368,589	293,334,375
Liability end of year, net of reinsurance	$491,139,445	471,470,553	456,563,871

Reinsurance recoverable on paid losses was approximately $1,276,000, $2,218,000, and $2,946,000 at December 31, 2017, 2016, and 2015, respectively.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

The provision for accident and health benefits pertaining to prior years decreased approximatley $34,023,000 in 2017 from the prior year estimate. This decrease overall includes better than expected experience of approximately $31,113,000 for group medical and disability and approximately $2,910,000 for cancer business. The decrease is due to subsequent better than expected claim experience.
The provision for accident and health benefits pertaining to prior years decreased approximately $51,125,000 in 2016 from the prior year estimate. This decrease overall includes better than expected experience of approximately $48,009,000 for group medical and disability and approximately $3,116,000 for cancer business. The decrease is due to subsequent better than expected claim experience.
The provision for accident and health benefits pertaining to prior years decreased approximately $61,472,000 in 2015 from the prior year estimate. This decrease overall includes better than expected experience of approximately $54,179,000 for group medical and disability and approximately $7,293,000 for cancer business. The decrease is due to subsequent better than expected claim experience.
The Company paid approximately $53,000, $291,000, and $614,000 in 2017, 2016, and 2015, respectively, to settle claims related to extra contractual obligations or bad faith claims stemming from lawsuits.
(7)	Borrowed Money
AFA has borrowed approximately $496,500,000 and $496,500,000 on the line of credit with the Federal Home Loan Bank of Topeka (FHLB) at December 31, 2017 and 2016, respectively. The line of credit is secured by investment securities and cash pledged as collateral by AFA with a carrying amount of approximately $510,769,000 and $529,187,000 at December 31, 2017 and 2016, respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company's name in a custodial account at United Missouri Bank, N.A. to secure current and future borrowings. To participate in this available credit, AFA has acquired 227,532 shares in 2017 and 227,312 shares in 2016 of FHLB common stock with a total carrying value of approximately $22,753,200 and $22,731,200 at December 31, 2017 and 2016, respectively.
FHLB Capital Stock

	2017
	General	Separate
	account	accounts	Total
Membership stock – class A	$500,000	—	500,000
Membership stock – class B	—	—	—
Activity stock	21,842,500	—	21,842,500
Excess stock	410,700	—	410,700
Total	$22,753,200	—	22,753,200
Actual or estimate borrowing capacity as
determined by the insurer	$505,364,379

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

	2016
	General	Separate
	account	accounts	Total
Membership stock – class A	$500,000	—	500,000
Membership stock – class B	—	—	—
Activity stock	21,842,500	—	21,842,500
Excess stock	388,700	—	388,700
Total	$22,731,200	—	22,731,200
Actual or estimate borrowing capacity as
determined by the insurer	$—	—	532,731,343

FHLB Membership Stock (Class A and B) Eligible for Redemption

Not eligible
	Current	for	Less than	6 months
	year total	redemption	6 months	to 1 year	1 to 3 years	3 to 5 years
Class A	$500,000	500,000	—	—	—	—
Class B	—	—	—	—	—	—

FHLB Borrowings
FHLB has the option to convert the initial rate of interest to an adjustable rate of interest on many of these lines of credit on the dates listed in the following table. At any time after FHLB exercises its conversion option, the Company may prepay the advance in full or in part without a fee.
The Company has no unused lines of credit as of December 31, 2017.
AFA had no Structured Note borrowings as of December 31, 2017 and 2016.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
Information regarding the terms of the funds borrowed from FHLB are as follows:

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

*	These lines of credits have interest rates subject to conversion to an adjustable rate at the date specified above, as well as quarterly thereafter.
Interest paid in 2017, 2016, and 2015 was approximately $14,385,000, $16,146,000, and $17,212,000, respectively, and is included in investment expenses in net investment income in the accompanying statutory statements of operations.
Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2017 are as follows:

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(8)	Income Taxes
The Company's net deferred tax assets (liabilities) at December 31 and the change from the prior year are comprised of the following components:
Management has reviewed whether a valuation allowance is needed on its total gross deferred tax assets reported above based on factors such as past history and trends, projected taxable income, and expiration of carryforwards. Additionally, management considered the various aspects of the Tax Cuts and Jobs Act when it assessed whether or not its criteria for establishing a valuation allowance was impacted.  Management believes that in 2017 and 2016 it is more likely than not that the results of operations will generate sufficient taxable income to realize its gross deferred tax assets on ordinary items. Additionally, in 2017 and 2016, management believes that there are sufficient capital gains available in its capital assets portfolio and that holding its fixed debt securities in a loss position to maturity or recovery substantiates the Company's ability to realize its gross deferred tax assets on capital items.
On February 8, 2018, the NAIC issued Interpretation (INT) 18-01 to address the reporting and updating of estimates that companies are required to reflect as various accounting adjustments in their financial statements as a result of the Tax Act. This guidance provides that, although some accounting computations may be considered "complete", other accounting computations or assessments may be considered "incomplete" when the financial statements are filed.  As such, for those items which are "incomplete" but for which a reasonable estimate can be made, those amounts should be recorded as provisional in the financial statements for the year ended December 31, 2017.  For those items for which a reasonable estimate cannot be made, companies may continue to apply pre-Tax Act law.  Changes to amounts recognized in the financial statements for the year ended December 31, 2017 as a result of the Tax Act shall be recognized as a change in accounting estimate, pursuant to SSAP No. 3, when the information necessary to update the estimate becomes available. All income tax effects have been identified and appropriately accounted for as a result of the Tax Act in accordance with INT 18-01.  The tax accounting for the revaluation of deferred tax liabilities is complete. The income tax effects of life insurance reserves for tax purposes pursuant to the Tax Act have been recorded as provisional as the analysis is incomplete but a reasonable estimate was determined.  The Company is in the process of quantifying the impact of the Tax Act and will record any adjustments in accordance with the guidance provided in INT 18-01 within the measurement period.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

The Company's admission calculation components at December 31 are as follows:

(Continued

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

As of December 31, the change in the net deferred income taxes is comprised of the following (this analysis is exclusive of the nonadmitted DTAs as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the statutory statements of capital and surplus):
The impact of the Company's tax planning strategies as of December 31 is as follows:
None of the Company's tax‑planning strategies include the use of reinsurance.
There are no temporary differences for which deferred tax liabilities are not recognized

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

As of December 31, current income taxes incurred consist of the following major components:
	2016	2015	Change
Current federal income tax – operations	$32,030,414	41,960,713	(9,930,299)
Foreign income tax	—	—	—
Subtotal	32,030,414	41,960,713	(9,930,299)
Current federal income tax on capital gains	7,278,712	1,408,332	5,870,380
Current tax on the cumulative impact of
accounting error reported in surplus	(2,528,052)	—	(2,528,052)
Federal and foreign income
taxes incurred	$36,781,074	43,369,045	(6,587,971)

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

As of December 31, deferred income tax assets and liabilities consist of the following major components:

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

2017	2016	Change
Capital:			
Investments	$ 4,708,769	6,101,701	(1,392,932)
Subtotal	4,708,769	6,101,701	(1,392,932)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	2,727,744	3,348,827	(621,083)
Admitted capital deferred tax assets	1,981,025	2,752,874	(771,849)
Admitted deferred tax assets	45,865,692	70,512,122	(24,646,430)
Deferred tax liabilities:			
Ordinary:			
Fixed Assets	112,342	156,338	(43,996)
Deferred and uncollected premium	18,630,982	28,414,297	(9,783,315)
Other	303,149	849,787	(546,638)
Subtotal	19,046,473	29,420,422	(10,373,949)
Capital:			
Investments	1,981,025	2,752,874	(771,849)
Subtotal	1,981,025	2,752,874	(771,849)
Deferred tax liabilities	21,027,498	32,173,296	(11,145,798)
Net deferred tax assets	$ 24,838,194	38,338,826	(13,500,632)

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
The Company's income tax incurred and change in deferred tax differ from the amount obtained by applying the federal statutory rate of 35% to income before income taxes and net realized capital gains (losses) as follows:
The Tax Cuts and Jobs Act was enacted on December 22, 2017 and materially impacts the net deferred tax assets reported by the Company.  This $38,204,386 is the impact of the tax rate change from 35% to 21% on net deferred tax assets without unrealized gains and losses.  The total impact of the tax rate change from 35% to 21% on net deferred tax assets is $37,047,712 when including the ($1,156,674) impact of the tax rate change on the deferred tax liability attributable to unrealized gains and losses.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
As of December 31, 2017, there are no operations loss deductions, capital loss, or tax credit carryforwards available for tax purposes.
The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:
Due to the change in Federal tax law resulting from the enactment of the Tax Cuts and Jobs Act on December 22, 2017, the 3-year carry back of ordinary losses to the extent of ordinary income generated in the carry back years is no longer available.  The 3-year carry back of capital losses is still allowed to the extent of capital gains generated in the carry back years.  The amounts in this table represent the income tax incurred on capital gains in the current and prior years that will be available for recoupment in the event of future net capital losses.
As of December 31, 2017, there were no deposits admitted under Section 6603 of the Internal Revenue Code.
The Company is included in a consolidated federal income tax return with the following entities:
The method of tax allocation between the companies is subject to a written agreement approved by the Board of Directors. Allocation is based on separate return calculations at the group's effective tax rate with current credit for net losses. Intercompany tax balances are settled annually.
The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.
The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company is no longer subject to U.S. federal income tax examinations for years prior to 2014 and state and local income tax examinations for years prior to 2013. The Company is not currently under examination by any taxing authority.
(9)	Reinsurance
Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no significant allowance and uncollectible amounts has been included in the December 31, 2017 or 2016 statutory financial statements. Estimated amounts that reduce the reserves for future policy benefits at December 31, 2017 and 2016 for reinsurance ceded are approximately $1,121,336,000 and $1,105,970,000, respectively. At December 31, 2017 and 2016, amounts that reduced the reserves for future policy benefits of approximately $734,182,000 and $742,164,000, respectively, were associated with one reinsurer (note 14).
At December 31, 2017 and 2016, the Company had unsecured aggregate recoverable from the following reinsurers for policy and contracts claims, paid and unpaid, that exceeds 3% of the Company's surplus, as follows:
Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $250,000 on domestic individual life coverages to $500,000 on group life and Latin American individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2017 and 2016, the face amounts of life insurance in force that are reinsured amounted to approximately $8,167,000,000 and $8,557,000,000, respectively (approximately 29.8% and 33.9% of total life insurance in force, respectively).
Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage. There are no accident and health reinsurance treaties subject to retention limits.
The effects of reinsurance agreements on earned premiums, prior to deductions for benefits, and commission allowances are as follows for the years ended December 31, 2017, 2016, and 2015:
Reinsurance agreements reduced benefits paid for life and accident and health policies by approximately $197,162,000, $198,393,000, and $187,656,000 for the years ended December 31, 2017, 2016, and 2015, respectively.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(10)	Employee Benefit Plans
The Company participates in a pension plan (the Plan), sponsored by AFC, and is not directly liable for obligations under the Plan. The Plan covers all employees who have satisfied longevity and age requirements. The Company's funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future. The Company contributed approximately $16,150,000, $9,566,000, and 7,558,000 to the Plan during the years ended December 31, 2017, 2016, and 2015, respectively. AFC also offers certain postretirement benefits other than the Plan.
The Company participates in a defined‑contribution thrift and profit sharing plan as provided under Section 401(a) of the Code, which includes the tax deferral feature for employee contributions provided by Section 401(k) of the Code. The Company contributed approximately $8,483,000, $7,664,000, and $6,909,000 to this plan during the years ended December 31, 2017, 2016, and 2015, respectively.
SSAP No. 102, Accounting for Pensions, A replacement of SSAP No. 89, is effective for years beginning January 1, 2013. The Company participates in a Consolidated/Holding Company plan for pension benefits and is not directly liable for obligations under the Plan. The accounting and reporting requirements of SSAP No. 102 have no impact on the Company's financial statements, as the applicable requirements under Paragraph 80 have not changed from past years.
(11)	Leases
The Company leases various properties to nonaffiliates under operating lease agreements, which expire or are cancelable within one year. The properties leased are included in the statutory statements of admitted assets, liabilities, and capital and surplus as investment real estate. Rental income on these properties is included in the statutory statements of operations as net investment income.
Investment real estate held for lease is as follows at December 31:
The Company entered into a lease agreement with 9000 Broadway LLC, a related party, on December 31, 2012, and modified effective January 1, 2014. The balance due will be paid in monthly amounts of approximately $714,000 over the 20 year term of the lease.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(12)	Related‑Party Transactions
The Company paid cash dividends to AFC in the amount of approximately $35,000,000 during 2017, $45,000,000 during 2016, and $35,000,000 during 2015. There were no other transactions with affiliates in amounts, which exceeded one‑half of one percent of the total admitted assets of the Company.
At December 31, 2017 and 2016, the Company reported approximately $9,936,000 and $6,492,000, respectively, as amounts due from AFC.
The Company leases office space from a subsidiary of AFC. The rent payments associated with this lease were approximately $13,643,000, $14,045,000, and $14,671,000 in 2017, 2016, and 2015, respectively.
During 2017, 2016, and 2015, the Company entered into three‑year software lease agreements with AFC. Lease expense related to these agreements was approximately $5,397,000, $5,471,000, and $5,449,000 for the years ended December 31, 2017, 2016, and 2015, respectively, and is included in general insurance expenses.
The Company leases automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month's notice. During the years ended December 31, 2017, 2016, and 2015, payments under these leases were approximately $12,692,000, $10,904,000, and $9,374,000, respectively.
Under a service agreement approved by the Oklahoma Insurance Department, AFC provides certain services on a cost basis with no markup. During the years ended December 31, 2017, 2016, and 2015, the Company paid management fees to AFC totaling approximately $8,456,000, $8,662,000, and $6,316,000, respectively.
Under a service agreement approved by the Oklahoma Insurance Department, AFA provides certain services to American Fidelity International (Bermuda) Ltd. (AFIBL). During the years ended December 31, 2017, 2016, and 2015, AFIBL paid management fees to AFA of approximately $2,103,000.
Under a service agreement approved by the Oklahoma Insurance Department, AFA provides certain services to American Public Life Insurance Company (APL). During the years ended December 31, 2017, 2016, and 2015, APL paid management fees to AFA of approximately $1,500,000, $750,000, and $750,000, respectively.
During the years ended December 31, 2017, 2016, and 2015, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $10,481,000, $10,048,000, and $9,988,000, respectively.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(13)	Commitments and Contingencies
Rent expense for the years ended December 31, 2017, 2016, and 2015 was approximately $30,516,000, $29,273,000, and $28,001,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The approximate aggregate minimum annual rental commitments as of December 31, 2017 under noncancelable long‑term leases for office space are as follows:
The Company has outstanding mortgage loan commitments of approximately $9,500,000 and $19,010,000 at December 31, 2017 and 2016, respectively.
The Company is subject to state guaranty association assessments in all states in which it is licensed to do business. These associations generally guarantee certain levels of benefits payable to resident policyholders of insolvent insurance companies. Many states allow premium tax credits for all or a portion of such assessments, thereby allowing potential recovery of these payments over a period of years. However, several states do not allow such credits. The Company estimates its liabilities for guaranty association assessments by using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company monitors and revises its estimates for assessments as additional information becomes available, which could result in changes to the estimated liabilities. As of December 31, 2017 and 2016, liabilities for guaranty association assessments totaled approximately $2,210,000 and $985,000, respectively. Other operating expenses related to state guaranty association assessments were minimal for the years ended December 31, 2017 and 2016.
In the normal course of business, there are various legal actions and proceedings pending against the Company and its subsidiaries. In management's opinion, the ultimate liability, if any, resulting from these legal actions will not have a material adverse effect on the Company's financial position.
(14)	Acquired Business – Mid‑Continent Life Insurance Company
Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid‑Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company assumed MCL's policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company ceded 100% of the MCL policies assumed to Hannover Life Reassurance Company of America. In 2002, this agreement was then transferred to Hannover Life Reassurance Company of Ireland (HLR). The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately $724,753,000 and $732,349,000 to HLR and maintaining a funds withheld liability at December 31, 2017 and 2016, respectively.
Under the terms of the agreement with the receiver, the Company has guaranteed that the amount of premiums charged under the assumed "Extra‑Life" contracts will not increase during the 17‑year period beginning December 31, 2000, and will only increase thereafter if certain conditions are met.  In 2018, the Company demonstrated to the Oklahoma Department of Insurance that those certain conditions had been

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

met and the Company will implement a rate increase beginning in July of 2018. The Company has also guaranteed that the current dividend scale on the assumed "Extra‑Life" contracts shall not be reduced or eliminated during the five‑year period beginning December 31, 2000. Beginning January 1, 2006, the dividends on the assumed "Extra‑Life" contracts are no longer guaranteed pursuant to the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma.
As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.
The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being recognized up front. The method for calculation of the initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts: (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR is reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment. Any remaining SPR will not automatically be released after the premium guarantee period of 17 years because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of the SPR is subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a dramatic impact on the value of the SPR. The SPR was approximately $369,102,000 and $376,521,000 for 2017 and 2016, respectively.
Under the terms of the agreement with HLR, HLR has agreed to share future profits on a 50/50 basis with the Company through an experience refund account. The experience refund account is calculated as premium income plus investment income less reserve increases (including the SPR), benefits paid, and administrative expense allowances paid to the Company and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. There was no experience refund earned by the Company in 2017 and 2016. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying summary of operations. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by the terms of the agreement. Investment income on the funds withheld is included in AFA's investment income, and administrative expense allowances paid to AFA are reported as a reduction of AFA's expense. The impact of ceding investment income on funds withheld is reported as a reduction of net investment income in the accompanying summary of operations.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(15)	Life Contracts – Premiums
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2017 were as follows:
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2016 were as follows:

(16)	Short‑Duration Contracts
Liabilities for Unpaid Claims and Claims Expenses
The following is information about incurred and paid claims development as of December 31, 2017. Such amounts are presented net of reinsurance, and are not discounted. The tables present claims development and cumulative claim payments by incurred year. The development tables are only presented for significant short‑duration product liabilities. The information about incurred and paid claims development prior to 2016 is presented as supplementary information.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

Joint Venture (in thousands):

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

Average Annual Percentage Payout
The following is supplementary information about average historical claims duration as of December 31, 2017:
Significant Methodologies and Assumptions
Joint Venture (JV) reserves are developed by looking at the historical pattern of paid claims and pending case reserves. Factors are developed using these patterns and are applied to the current cumulative paid claims and pending case reserves. For incurred months that are not fully credible, the Company weights the non-credible portion with the target loss ratio for the block.
Reconciliation of the Disclosure of Incurred and Paid Claims Development to the Liability for Unpaid Claims and Cost Adjustment Expenses.
The reconciliation of the net incurred and paid claims development tables to the liability for unpaid claims and claim adjustment expenses on the consolidated balance sheet were as follows at (in thousands):

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(17)	Managing General Agents and Third‑Party Administrators
Managing general agents (MGAs) and direct written contracts at December 31 were as follows:

Name and address of managing general agent or third-party administrator	Federal employer identification number	Exclusive contract	Type of business written	Type of authority granted *	2017 Direct written premium	2016 Direct written premium	2015 Direct written premium
TRU Services, LLC 200 Cummings Center, Ste. 272 D Beverly, MA 01915	04-3392571	No	Excess loss medical and group life	U, C, CA, R, P	$ 31,322,507	37,729,238	37,684,320
Elite Brokerage Services, Inc. Suite 200 191 Sheree Blvd. Exton, PA 19341	23-2328659	No	Excess loss medical	U, C, CA, R, P	—	—	18,915,226
Excess Reinsurance UW Agency, I Suite 101 307 South Evergreen Ave Woodbury, NJ 08096	22-2945293	No	Excess loss medical	U, C, CA, R, P	—	—	11,508,916
	Aggregate other				65,270,322	47,981,973	24,800,260
Total MGA and third-party administrator premium					$ 96,592,829	85,711,211	92,908,722

* Abbreviations
U: Underwriting
C: Claims payment
CA: Claims adjustment
R: Reinsurance ceding
P: Premium collection

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(18)	Affiliated Entities
The following is a summary of the significant ownership and affiliated entity relationships that existed at December 31, 2017:

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(19)	Reconciliations
Reconciliations of capital and surplus and net income on a GAAP basis to the amounts included in the accompanying statutory financial statements for the years ended December 31, 2017 and 2016 are as follows (in thousands):

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

Reconciliations of capital and surplus and net income on a GAAP basis to the amounts included in the accompanying statutory financial statements for the years ended December 31, 2016 and 2015 are as follows (in thousands):
	Net income,		Capital and surplus,
	year ended December 31		at December 31
	2016	2015	2016	2015
Amounts as reported on statutory
basis	$76,434	75,367	414,602	408,498
Adjustments:
Deferred policy acquisition costs	36,200	39,733	584,217	549,370
Policy benefit reserves	10,674	(448)	(2,625)	(12,724)
Deferred federal income taxes	(15,206)	(5,471)	(173,589)	(153,763)
Due and deferred premiums	(1,978)	(2,126)	(21,807)	(19,229)
Nonadmitted assets	—	—	31,329	16,224
Asset valuation reserve	—	—	32,881	26,584
Invested assets	40,676	(72,431)	122,712	75,785
Funds withheld derivative	(34,465)	73,955	(76,710)	(42,246)
Other, net	(7,102)	(1,306)	26,053	19,559
Amounts on a GAAP
basis for consolidated
presentation	$105,233	107,273	937,063	868,058

(20)	Guaranty Assessments
As of December 31, 2017, American Fidelity Assurance Company did not receive notice of any assessments that would have a material financial impact.
The amount of recognized liabilities under SSAP No. 35R is $2,210,000 and the related asset for premium tax credits is $1,535,558. The Company expects that the assessments would be billed and paid over the next year and the majority of the premium tax offsets would be realized over the next five years after that.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(21)	Subsequent Events
The Company has evaluated events subsequent to December 31, 2017 and through April 19, 2018, the date on which the audited financial statements were issued

AMERICAN FIDELITY ASSURANCE COMPANY
Schedule I – Summary of Investments – Other than Investments in Related Parties

Type of investment	Cost	Fair Value	Amount at which shown in the balance sheet
Bonds:
United States Government and government agencies and authorities	$4,894,952	$5,238,813	$4,894,952
Special Revenue	392,916,263	392,865,930	392,916,263
States, municipalities and political subdivisions	407,706,187	444,135,433	407,706,187
Foreign governments	28,230,642	30,369,471	28,230,642
All other corporate bonds[1]	3,190,721,850	3,366,834,320	3,189,594,040
SVO Identified Funds	20,005,429	20,093,868	20,093,868
Total Bonds:	4,044,475,323	4,259,537,835	4,043,435,952
Equity securities:
Preferred stock	$4,211,220	$5,162,340	$4,211,220
Common stock - unaffiliated	13,382,865	23,252,191	23,252,191
Total equity securities:	17,594,085	28,414,531	27,463,411
Mortgage loans on real estate	480,274,494	488,921,484	480,274,494
Real estate	20,496,168	20,496,168	20,496,168
Cash and short-term investments	241,831,403	241,831,403	241,831,403
Contract loans	55,266,258	55,266,258	55,266,258
Other long-term investments	8,499,309	11,944,958	8,499,309
Receivable for securities	891,977	891,977	891,977
Total investments	$4,869,329,017	$5,107,304,614	$4,878,158,972

1The amount shown on the balance sheet for NAIC 6 bonds are presented at fair value as fair value is lower than cost
See accompanying independent auditors' report.

AMERICAN FIDELITY ASSURANCE COMPANY
Schedule III - Supplementary Insurance Information
(In thousands)

	As of December 31,				For the years ended December 31,
Segment	Deferred policy acquisition cost (1)	Future policy benefits losses, claims and loss expenses (3)	Unearned premiums (3)	Other policy claims and benefits Payable (3)	Premium revenue and annuity, pension and other contract considerations	Net investment income	Benefits, clams, losses and settlement expenses	Amortization of deferred policy acquisition costs (1)	Other operating expense	Premiums written (2)
2017:
Life	—	$447,837	—	$17,282	$117,845	$59,874	$32,589	—	$57,854	—
Annuity	—	$1,879,503	—	—	$159,169	$81,476	$122,750	—	$19,801	—
Supplementary
Contract	—	$712	—	$96	—	$30	—	—	—	—
Accident and
Health	—	$655,307	$6,201	$106,143	$680,365	$36,687	$319,680	—	$329,750	—
Total	—	$2,983,359	$6,201	$123,521	$957,379	$178,067	$475,019	—	$407,405	—

2016:
Life	—	$416,680	—	$19,999	$103,402	$63,698	$38,971	—	$48,045	—
Annuity	—	$1,786,814	—	—	$165,731	$79,779	$104,341	—	$19,381	—
Supplementary
Contract	—	$739	—	$93	—	$30	—	—	—	—
Accident and
Health	—	$598,138	$4,925	$120,974	$637,451	$31,986	$279,480	—	$296,634	—
Total	—	$2,802,371	$4,925	$141,066	$906,584	$175,493	$422,792	—	$364,060	—

2015:
Life	—	$389,091	—	$18,439	$98,020	$62,752	$27,961	—	$51,257	—
Annuity	—	$1,671,160	—	—	$257,351	$79,359	$110,146	—	$20,828	—
Supplementary
Contract	—	$695	—	$139	—	$29	—	—	—	—
Accident and
Health	—	$523,434	$4,580	$154,729	$602,521	$30,989	$294,443	—	$293,445	—
Total	—	$2,584,380	$4,580	$173,307	$957,892	$173,129	$432,550	—	$365,530	—

(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)	Does not apply to life insurance.
(3)	Advance premiums and other deposit funds are included in other policy claims and benefits payable.

See accompanying independent auditors report.

AMERICAN FIDELITY ASSURANCE COMPANY
Schedule IV – Reinsurance
(In thousands)
					Percentage
		Ceded	Assumed		of amount
	Gross	to other	from other	Net	assumed
	amount	companies	companies	amount	to net
Year ended December 31, 2017:
Life insurance in force	$27,370,623	8,166,721	—	19,203,902	N/A
Premiums:
Life insurance	$324,070	47,055	—	277,015	N/A
Accident and health insurance	805,585	175,349	50,129	680,365	7.37%
Total premiums	$1,129,655	222,404	50,129	957,380	5.24%
Year ended December 31, 2016:
Life insurance in force	$25,265,829	8,556,920	—	16,708,909	N/A
Premiums:
Life insurance	$317,440	48,308	1	269,133	—%
Accident and health insurance	754,042	161,358	44,767	637,451	7.02%
Total premiums	$1,071,482	209,666	44,768	906,584	4.94%
Year ended December 31, 2015:
Life insurance in force	$24,917,319	8,988,044	7,682	15,936,957	0.05%
Premiums:
Life insurance	$406,290	50,948	30	355,372	0.01%
Accident and health insurance	729,254	170,249	43,516	602,521	7.22%
Total premiums	$1,135,544	221,197	43,546	957,893	4.55%

See accompanying independent auditors' report.

PART C
OTHER INFORMATION
ITEM 24 ‑ FINANCIAL STATEMENTS AND EXHIBITS
(a) FINANCIAL STATEMENTS
The following financial statements are included in Part B hereof:
American Fidelity Separate Account B
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2017
Statements of Operations for the Year Ended December 31, 2017
Statements of Changes in Net Assets for the Years Ended December 31, 2017 and 2016
Financial Highlights
Notes to Financial Statements
American Fidelity Assurance Company
Independent Auditors' Report
Statutory Statements of Admitted Assets, Liabilities, and Capital Surplus as of December 31, 2017 and 2016
Statutory Statements of Operations for the Years Ended December 31, 2017, 2016 and 2015
Statutory Statements of Capital and Surplus for the Years Ended December 31, 2017, 2016 and 2015
Statutory Statements of Cash Flow for the Years Ended December 31, 2017, 2016 and 2015
Notes to Statutory Financial Statements
Schedule I - Summary of Investments - Other Investments in Related Parties
Schedule III - Supplementary Insurance Information
Schedule IV - Reinsurance
(b) EXHIBITS
1
Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account B.   Incorporated by reference to Exhibit 99.B1 to Registrant's registration statement on Form N-4 filed on April 23, 1997.

3
Amended and Restated Principal Underwriter's Agreement dated June 10, 2006 between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.  Incorporated by reference to Exhibit 3 to Post-Effective Amendment No. 13 to Registrant's registration statement on Form N-4 filed on April 30, 2007.

3.1*
First Amendment to Amended and Restated Principal Underwriter's Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2009.

3.2
Second Amendment to Amended and Restated Principal Underwriter's Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated April 20, 2012.  Incorporated by reference to Exhibit 3.1 to Post-Effective Amendment No. 60 to Registrant's registration statement on Form N-4 filed on April 30, 2012.

3.3*
Third Amendment to Amended and Restated Principal Underwriter's Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2015.

4.1	Flexible Premium Variable and Fixed Deferred Annuity. Incorporated by reference to Exhibit 99.B4(i) to Registrant's registration statement on Form N‑4 filed on April 23, 1997.

4.2	Loan Rider. Incorporated by reference to Exhibit 99.B4(ii) to Registrant's registration statement on Form N‑4 filed on April 23, 1997.

4.3	403(b) Annuity Rider. Incorporated by reference to Exhibit 99B.4(iii) to Registrant's registration statement on Form N‑4 filed on April 23, 1997.
4.4	Individual Retirement Annuity Rider. Incorporated by reference to Exhibit 99.B4(iv) to Registrant's registration statement on Form N‑4 filed on April 23, 1997.
4.5
Flexible Premium Variable and Fixed Deferred Annuity (variable guaranteed minimum interest rate).  Incorporated by reference to Exhibit 4.6 to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4 filed on April 26, 2004.

4.6	403(b) Plan Loan Rider. Incorporated by reference to Exhibit 4.7 to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4 filed on April 26, 2004.
4.7	403(b) Annuity Rider. Incorporated by reference to Exhibit 4.8 to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4 filed on April 26, 2004.
5	Application Form. Incorporated herein by reference to Exhibit 99.B5 to Registrant's registration statement on Form N‑4 filed on April 23, 1997.
6.1
Articles of Incorporation of American Fidelity Assurance Company.   Incorporated by reference to Exhibit 99.B6(i) to Pre‑Effective Amendment No. 1 to Registrant's registration statement on Form N‑4 filed on October 10, 1997.

6.2
Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.  Incorporated by reference to Exhibit 99.B6(ii) to Post‑Effective Amendment No. 1 to Registrant's registration statement on Form N‑4 filed on April 24, 1998.

8.1
Fund Participation and Service Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series.  Incorporated by reference to Exhibit 8.1 to Post‑Effective Amendment No. 23 to Registrant's registration statement on Form N‑4 filed on April 30, 2015.

8.1.1*
Amendment No. 1 to Fund Participation and Service Agreement, dated November 14, 2017, by and between American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series.

8.1.2
Rule 22c-2 Agreement dated September 12, 2014 between American Fidelity Assurance Company and American Funds Service Company.  Incorporated by reference to Exhibit 8.1.1 to Post‑Effective Amendment No. 23 to Registrant's registration statement on Form N‑4 filed on April 30, 2015.

8.1.3
Business Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, American Fidelity Securities, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. Incorporated by reference to Exhibit 8.1.2 to Post‑Effective Amendment No. 23 to Registrant's registration statement on Form N‑4 filed on April 30, 2015.

8.2
Second Amended and Restated Fund Participation Agreement dated April 26, 2010, between American Fidelity Assurance Company, BlackRock Investments, LLC and BlackRock Variable Series Funds, Inc.  Incorporated by reference to Exhibit 8.2 to Registrant's Registration Statement on Post-Effective Amendment No. 17 to Form N-4 filed on April 29, 2010.

8.2.1
Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.  Incorporated by reference to Exhibit 8.17 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed March 31, 2005.

8.2.2
Amendment to the Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P. dated February 28, 2005.  Incorporated by reference to Exhibit 8.25 to Post-Effective Amendment No. 11 to Registrant's registration statement on Form N-4 filed April 27, 2005.

8.2.3
Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.  Incorporated by reference to Exhibit 8.2.6 to Post-Effective Amendment No. 13 to Registrant's registration statement on Form N-4 filed on April 30, 2007.

8.2.4
Third Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC dated as of February 1, 2011.  Incorporated by reference to Exhibit 8.2.7 to Post-Effective Amendment No. 18 to Registrant's registration statement on Form N-4 filed on April 29, 2011.

8.2.5
Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.2.7 to Post-Effective Amendment No. 13 to Registrant's registration statement on Form N-4 filed on April 30, 2007.

8.3
Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective January 1, 1999.  Incorporated by reference to Exhibit 8.2 to Post-Effective Amendment No. 2 to Registrant's registration statement on Form N-4 on April 30, 1999.

8.3.1
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), dated March 1, 2001.  Incorporated by reference to Exhibit 8.3 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.  Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.3.3
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a "The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)") dated November 1, 2010.  Incorporated by reference to Exhibit 8.3.3 to Post-Effective Amendment No. 18 to Registrant's registration statement on Form N-4 filed on April 29, 2011.

8.3.4
Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a "The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)") dated April 15, 2011.  Incorporated by reference to Exhibit 8.3.9 to Post-Effective Amendment No. 18 to Registrant's registration statement on Form N-4 filed on April 29, 2011.

8.3.5*
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, Dreyfus Stock Index Fund, Inc. (formerly known as "The Dreyfus Life and Annuity Index Fund, Inc. [d/b/a/ Dreyfus Stock Index Fund]"), and The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly known as "The Dreyfus Socially Responsible Growth Fund, Inc.) dated July 1, 2017.

8.3.6
Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.  Incorporated by reference to Exhibit 8.18 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed March 31, 2005.

8.3.7
Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.  Incorporated by reference to Exhibit 8.19 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed March 31, 2005.

8.3.8
Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005.  Incorporated by reference to Exhibit 8.23 to Post-Effective Amendment No. 11 to Registrant's registration statement on Form N-4 filed April 27, 2005.

8.3.9
Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010.  Incorporated by reference to Exhibit 8.3.7 to Post-Effective Amendment No. 18 to Registrant's registration statement on Form N-4 filed on April 29, 2011.

8.3.10*	Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated July 1, 2017.
8.3.11
2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.3.6 to Post-Effective Amendment No. 13 to Registrant's registration statement on Form N-4 filed on April 30, 2007.

8.4
Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.  Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 11 to Registrant's registration statement on Form N-4 filed April 27, 2005.

8.4.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.5.1 to Post-Effective Amendment No. 13 to Registrant's registration statement on Form N-4 filed on April 30, 2007.

8.4.2
Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated April 13, 2010.  Incorporated by reference to Exhibit 8.5.2 to Post-Effective Amendment No. 17 to Registrant's registration statement on Form N-4 filed on April 29, 2010.

8.4.3
Amendments dated January 2, 2014 to Schedules A and B of Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005, as amended.   Incorporated by reference to Exhibit 8.4.3 to Post‑Effective Amendment No. 23 to Registrant's registration statement on Form N‑4 filed on April 30, 2015.

8.5*	Amended and Restated Investment Consultant Agreement between American Fidelity Assurance Company and InvesTrust Consulting, L.L.C. effective October 30, 2017.
9*	Opinion and Consent of Counsel.
10*	Consent of Independent Registered Public Accounting Firm.
99*	Relationship chart.
____________________
*	Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address	Positions and Offices with Depositor
Gregory S. Allen 1515 London Road Charlottesville, Virginia 22901	Director
John M. Bendheim, Jr. 361 Canon Drive Beverly Hills, California 90210	Director
Robert D. Brearton 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Executive Vice President, Chief Financial Officer, Treasurer
Ronald J. Byrne 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Senior Vice President
Lynda L. Cameron 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Director
William M. Cameron 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Chairman of the Board, Chief Executive Officer, Director
William E. Durrett 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Senior Chairman of the Board, Director
Charles R. Eitel 2513 Spicebush Lane Naples, Florida 34105	Director
Theodore M. Elam 10th Floor, Two Leadership Square 211 North Robinson Oklahoma City, Oklahoma 73102	Director
Lynn Fritz 3909 Frei Road Sebastopol, CA 95472	Director
Christopher T. Kenney 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Senior Vice President, General Counsel, Secretary
Paula Marshall 2727 East 11th Street Tulsa, Oklahoma 74104	Director
Tom J. McDaniel 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Director
Stephen M. Prescott, M.D. 825 N.E. 13th St. Oklahoma City, OK 73104	Director
Jeanette Rice 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	President, Chief Operations Officer
Gary E. Tredway 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Executive Vice President

ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
A relationship included as Exhibit 99.
ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 31, 2018, there were 107 owners of non-qualified contracts offered by Separate Account B and 38,856 owners of qualified contracts offered by Separate Account B.
ITEM 28. INDEMNIFICATION
The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:
(a) American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.
(b) American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.
(c) To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
(a) American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A and American Fidelity Separate Account C.
(b) The following persons are the officers and directors of American Fidelity Securities, Inc.  The principal business address for each of the following officers and directors is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.

Name and Principal Business Address	Positions and Offices with Underwriter
Timothy H. Bolden	Director, Vice President AML; Investment Company and Variable Contract Products Principal
Sal Cristofaro	Chief Operations Officer; Investment Company and Variable Contract Products Principal
Rafael Garcia	Director; Investment Company and Variable Contract Products Principal
Cherie L. Horsfall	Assistant Vice President; Investment Company and Variable Contract Products Principal
Christopher T. Kenney	Chairman of the Board, Chief Executive Officer and President; Investment Company and Variable Contract Products Principal
Linda Overfield	Assistant Vice President AML, Privacy, Licensing; Investment Company and Variable Contract Products Principal
Jennifer Wheeler	Assistant Vice President, Chief Compliance Officer and Secretary; Investment Company and Variable Contract Products Principal
Shirley K. Williams	Assistant Vice President, Chief Financial Officer and Treasurer; and Financial and Operations Principal

(c) The commissions received by American Fidelity Securities, Inc. in connection with Separate Account B in 2017 were $1,006,032, representing the 0.10% Distribution Fee, withdrawal charges and policy maintenance charge to the Registrant.  It received no other compensation from or on behalf of the Registrant during the year.
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
Jeanette Rice, President and Chief Operations Officer of American Fidelity Assurance Company, whose address is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.
ITEM 31. MANAGEMENT SERVICES
Not Applicable.
ITEM 32. UNDERTAKINGS
(a) Registrant hereby undertakes to file a post‑effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.
REPRESENTATIONS
American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.
American Fidelity Assurance Company hereby represents that it is relying upon a No‑Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP‑6‑88) and that the following provisions have been complied with:
1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on April 20, 2018.

AMERICAN FIDELITY SEPARATE ACCOUNT B (Registrant) By: American Fidelity Assurance Company (Depositor)
By:	/s/Ronald J. Byrne
Ronald J. Byrne, Senior Vice President

AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)
By:	/s/Ronald J. Byrne
Ronald J. Byrne, Senior Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities set for as of April 27, 2018.  Each of the undersigned hereby appoints Ronald J. Byrne and Robert D. Brearton, individually, as his/her true and lawful attorney-in-fact with full power to sign for him/her, in his/her name as officer or director, or both, of American Fidelity Assurance Company, a post-effective amendment to registration statement (and any and all amendments thereto, including additional post-effective amendments) on Form N-4 to be filed with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, full power and authority to do and to perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

Signature
/s/Lynn Fritz
Gregory S. Allen, Director	Lynn Fritz, Director
/s/John M. Bendheim
John M. Bendheim, Director	Paula Marshall, Director
/s/Robert D. Brearton	/s/Tom J. McDaniel
Robert D. Brearton, Executive Vice President, Chief Financial Officer and Treasure (Principal Financial and Accounting Officer)	Tom J. McDaniel, Director
/s/Ronald J. Byrne	/s/Stephen M. Prescott
Ronald J. Byrne, Senior Vice President	Stephen M. Prescott, Director
/s/Lynda L. Cameron	/s/Jeanette Rice
Lynda L. Cameron, Director	Jeanette Rice, President and Chief Operations Officer (Principal Executive Officer)

William M. Cameron, Chairman of the Board and Chief Executive Officer

William E. Durrett, Senior Chairman of the Board and Director
/s/Charles R. Eitel
Charles R. Eitel, Director
/s/Theodore M. Elam
Theodore M. Elam, Director

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING
1	Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of the Separate Account.	Incorporated by reference
3	Amended and Restated Principal Underwriter's Agreement dated July 10, 2006 between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.	Incorporated by reference
3.1
First Amendment to Amended and Restated Principal Underwriter's Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2009.
Filed herewith
3.2
Second Amendment to Amended and Restated Principal Underwriter's Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc., dated April 20, 2012.
Incorporated by reference
3.3
Third Amendment to Amended and Restated Principal Underwriter's Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2015.
Filed herewith
4.1	Flexible Premium Variable and Fixed Deferred Annuity.	Incorporated by reference
4.2	Loan Rider.	Incorporated by reference
4.3	403(b) Annuity Rider.	Incorporated by reference
4.4	Individual Retirement Annuity Rider.	Incorporated by reference
4.5	Flexible Premium Variable and Fixed Deferred Annuity (variable guaranteed minimum interest rate).	Incorporated by reference
4.6	403(b) Plan Loan Rider.	Incorporated by reference
4.7	403(b) Annuity Rider.	Incorporated by reference
5	Application Form.	Incorporated by reference
6.1	Articles of Incorporation of American Fidelity Assurance Company.	Incorporated by reference
6.2	Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.	Incorporated by reference
8.1
Fund Participation and Service Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series.
Incorporated by reference

8.1.1
Amendment No. 1 to Fund Participation and Service Agreement, dated November 14, 2017, by and between American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series.
Filed herewith
8.1.2	Rule 22c-2 Agreement dated September 12, 2014 between American Fidelity Assurance Company and American Funds Service Company.	Incorporated by reference
8.1.3
Business Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, American Fidelity Securities, Inc., American Funds Distributors, Inc. and Capital Research and Management Company.
Incorporated by reference
8.2	Second Amended and Restated Fund Participation Agreement dated April 26, 2010, between American Fidelity Assurance Company, BlackRock Investments, LLC and BlackRock Variable Series Funds, Inc.	Incorporated by reference
8.2.1	Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.	Incorporated by reference
8.2.2	Amendment to the Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Management, L.P. dated February 28, 2005.	Incorporated by reference
8.2.3	Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.	Incorporated by reference
8.2.4	Third Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC dated February 1, 2011.	Incorporated by reference
8.2.5	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.	Incorporated by reference

8.3
Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective January 1, 1999.
Incorporated by reference
8.3.1
Amendment to Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), dated March 1, 2001.
Incorporated by reference
8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.
Incorporated by reference
8.3.3
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investments Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a/ "The Dreyfus Life and Annuity Index Fund (d/b/a Dreyfus  Stock Index Fund)") dated November 1, 2010.
Incorporated by reference
8.3.4
Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a "The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)") dated April 15, 2011.
Incorporated by reference
8.3.5
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, Dreyfus Stock Index Fund, Inc. (formerly known as "The Dreyfus Life and Annuity Index Fund, Inc. [d/b/a/ Dreyfus Stock Index Fund]"), and The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly known as "The Dreyfus Socially Responsible Growth Fund, Inc.) dated July 1, 2017.
Filed herewith
8.3.6	Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.	Incorporated by reference
8.3.7	Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.	Incorporated by reference

8.3.8	Amendment No. 2 to the Agreement between the Dreyfus Corporation and American Fidelity Assurance Company Dated March 15, 2005.	Incorporated by reference
8.3.9	Amendment to Agreement by and between the Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010.	Incorporated by reference
8.3.10	Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated July 1, 2017.	Filed herewith
8.3.11	2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.	Incorporated by reference
8.4	Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.	Incorporated by reference
8.4.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.
Incorporated by reference
8.4.2
Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated April 13, 2010.
Incorporated by reference
8.4.3
Amendments dated January 2, 2014 to Schedules A and B of Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005, as amended.
Incorporated by reference
8.5	Amended and Restated Investment Consultant Agreement between American Fidelity Assurance Company and InvesTrust Consulting, L.L.C. effective October 30, 2017.	Filed herewith
9	Opinion and Consent of Counsel.	Filed herewith
10	Consent of Independent Registered Public Accounting Firm.	Filed herewith
99	Relationship chart.	Filed herewith